Putnam Income Fund
The fund's portfolio
7/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (71.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.3%)
Government National Mortgage Association (1 YR WSJ LIBOR + 1.49%), 3.469%, 12/20/68	$1,400,944	$1,460,711
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 10/15/31	97,256	112,634
6.00%, with due dates from 12/20/48 to 4/20/49	599,246	664,864
5.50%, with due dates from 1/20/49 to 11/20/49	3,127,561	3,573,804
5.00%, with due dates from 6/15/40 to 3/20/50	9,448,831	10,440,790
4.70%, with due dates from 6/20/65 to 8/20/67	1,108,274	1,255,045
4.664%, 5/20/65	213,091	233,511
4.66%, 9/20/65	235,572	256,029
4.642%, 6/20/67	632,554	709,318
4.606%, 6/20/65	31,400	33,771
4.566%, 5/20/65	45,444	49,605
4.526%, 8/20/65	50,755	54,922
4.50%, TBA, 8/1/51	8,000,000	8,520,883
4.50%, with due dates from 5/20/44 to 1/20/50	4,335,555	4,792,557
4.49%, with due dates from 5/20/65 to 3/20/67	1,867,758	2,071,045
4.487%, 6/20/65	36,301	39,882
4.463%, 5/20/65	59,436	64,089
4.406%, 6/20/65	29,043	31,748
4.328%, 5/20/67	355,655	404,955
4.00%, TBA, 8/1/51	36,000,000	38,054,412
4.00%, with due dates from 2/20/48 to 3/20/50	5,815,331	6,284,814
3.50%, TBA, 8/1/51	44,000,000	46,221,520
3.50%, with due dates from 11/15/42 to 3/20/50	23,259,347	25,193,481
3.00%, TBA, 8/1/51	3,000,000	3,139,328
3.00%, with due dates from 3/20/43 to 2/20/50	3,425,735	3,683,077

		157,346,795
U.S. Government Agency Mortgage Obligations (66.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 3/1/41 to 6/1/49	261,897	297,380
4.50%, with due dates from 7/1/44 to 11/1/49	886,232	985,331
4.00%, with due dates from 12/1/44 to 7/1/49	4,302,836	4,714,344
3.50%, with due dates from 4/1/42 to 11/1/47	3,896,714	4,192,700
3.00%, 10/1/46	1,854,186	1,990,320
2.50%, with due dates from 4/1/43 to 2/1/51	585,001	612,221
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	1,944,598	2,318,803
5.50%, with due dates from 1/1/33 to 2/1/35	315,964	363,303
5.00%, with due dates from 3/1/40 to 8/1/49	4,444,538	4,931,141
4.50%, with due dates from 7/1/44 to 11/1/49	4,254,270	4,682,414
4.00%, 1/1/57	5,045,506	5,613,897
4.00%, with due dates from 8/1/44 to 11/1/49	5,652,847	6,187,724
3.50%, 9/1/57	8,420,584	9,207,067
3.50%, with due dates from 5/1/56 to 6/1/56	3,684,203	4,043,962
3.50%, with due dates from 5/1/42 to 2/1/47	8,874,033	9,622,684
3.50%, 6/1/31	386,048	414,616
3.00%, with due dates from 9/1/42 to 3/1/47	12,270,616	13,248,584
2.50%, with due dates from 12/1/47 to 5/1/51	5,112,182	5,348,985
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/51	2,000,000	2,242,922
4.50%, TBA, 8/1/51	23,000,000	24,795,976
4.00%, TBA, 9/1/51	23,000,000	24,584,843
4.00%, TBA, 8/1/51	99,000,000	105,763,700
3.50%, TBA, 9/1/51	260,000,000	274,970,488
3.50%, TBA, 8/1/51	260,000,000	275,529,072
3.00%, TBA, 9/1/51	391,000,000	409,037,729
3.00%, TBA, 8/1/51	225,000,000	235,845,585
2.50%, TBA, 9/1/51	118,000,000	122,660,068
2.50%, TBA, 8/1/51	436,000,000	454,206,401
2.00%, TBA, 8/1/51	418,000,000	426,302,023

		2,434,714,283

Total U.S. government and agency mortgage obligations (cost $2,574,612,907)		$2,592,061,078

MORTGAGE-BACKED SECURITIES (36.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (13.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.418%, 4/15/37	$369,201	$683,022
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.079%, 5/15/35	53,331	87,997
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.581%, 3/15/35	266,648	373,307
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.708%, 6/15/34	113,438	138,394
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 12/15/47	18,636,828	3,524,461
REMICs IFB Ser. 4461, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 4/15/45	15,044,548	3,350,303
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 8/15/56	19,944,637	4,503,100
REMICs IFB Ser. 4596, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 6/15/46	15,785,087	2,710,615
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 7/15/42	8,458,977	1,443,878
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.961%, 9/25/49	11,774,255	1,345,987
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 6/15/42	16,202,654	1,750,362
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.907%, 5/15/41	561,027	604,354
REMICs Ser. 4973, Class BI, IO, 4.50%, 5/25/50	38,822,260	5,893,219
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	43,594,199	6,303,067
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,731,698	173,170
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	897,944	106,234
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	663,737	46,833
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	64,388,194	8,936,437
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	56,615,759	7,159,969
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	118,491,139	16,961,817
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	5,410,583	601,600
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	4,162,106	489,713
REMICs Ser. 5070, Class AI, IO, 3.50%, 2/25/51	63,547,358	10,734,528
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	74,356,262	12,120,561
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	3,944,474	542,358
REMICs Ser. 5007, Class IP, IO, 3.00%, 7/25/50	52,506,485	7,832,954
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	5,115,908	142,823
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	2,738,175	277,735
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	5,791,894	437,983
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	7,284,891	514,271
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	4,011,596	212,127
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,114,096	131,708
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	4,768,554	144,872
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	2,666,991	166,939
REMICs Ser. 4004, IO, 3.00%, 3/15/26	504,856	10,097
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	2,125,107	1,982,610
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	5,745	5,228
REMICs Ser. 3391, PO, zero %, 4/15/37	57,633	53,887
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	10,701	10,059
REMICs Ser. 3210, PO, zero %, 5/15/36	6,061	5,880
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	11,865	10,679
Strips Ser. 315, PO, zero %, 9/15/43	7,992,142	7,360,154
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.365%, 7/25/36	174,271	334,600
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.239%, 3/25/36	175,829	293,674
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.847%, 12/25/35	225,634	327,169
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.722%, 5/25/40	268,099	327,081
REMICs IFB Ser. 15-66, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.161%, 9/25/45	21,120,159	3,858,019
REMICs IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.161%, 1/25/45	13,977,367	2,504,465
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.111%, 6/25/48	31,641,177	4,311,110
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.111%, 5/25/48	15,818,735	2,155,303
REMICs IFB Ser. 18-1, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.061%, 2/25/48	9,715,025	1,311,528
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.061%, 1/25/48	17,620,086	3,472,649
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 2/25/49	22,978,281	4,145,971
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 1/25/49	7,072,671	793,465
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 12/25/46	17,649,131	3,100,952
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.961%, 3/25/50	45,913,377	8,151,461
REMICs IFB Ser. 19-59, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.961%, 10/25/49	18,474,864	3,334,789
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.961%, 3/25/46	32,522,859	6,162,496
REMICs FRB Ser. 19-74, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.911%, 12/25/49	42,054,670	6,848,361
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.911%, 11/25/49	9,049,700	2,349,845
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.911%, 10/25/49	30,527,673	5,465,396
REMICs Ser. 20-45, Class GI, IO, 5.00%, 7/25/50	90,120,553	16,458,428
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	14,886,868	2,536,586
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	6,129,188	952,640
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	13,038,200	1,713,350
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	25,813,820	3,382,901
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	21,203,879	2,734,240
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	1,069,734	26,137
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	5,542,967	703,951
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	4,548,154	331,963
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,806,237	44,030
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,959,106	61,347
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	50,620,907	6,566,215
REMICs Ser. 17-12, IO, 3.50%, 3/25/47	4,524,357	538,132
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	3,087,601	62,467
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,826,584	188,172
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	1,900,882	156,772
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	3,988,645	305,173
REMICs Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	341,057	2,405
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	63,524,439	8,373,220
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	69,887,960	10,090,424
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	2,071,153	176,131
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	3,105,112	284,087
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	3,449,679	221,890
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,405,863	68,974
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	2,041,421	74,535
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	3,430,202	123,913
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	2,253,953	63,990
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	680,026	13,349
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	864,403	23,184
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	4,135,756	105,817
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	31,585,560	5,086,854
REMICs FRB Ser. 01-50, Class B1, IO, 0.379%, 10/25/41(WAC)	193,494	871
Trust FRB Ser. 05-W4, Class 1A, IO, 0.063%, 8/25/45(WAC)	55,283	66
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	86,059	71,429
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	65,163	60,602
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	6,289	5,660
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	6,544	6,021
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	5,735	5,391
Government National Mortgage Association
IFB Ser. 10-9, Class YD, IO, ((-1 x 1 Month US LIBOR) + 6.80%), 6.709%, 1/16/40	10,365,023	1,992,552
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.216%, 8/20/50	44,926,698	9,266,131
IFB Ser. 20-142, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.216%, 9/20/50	38,853,105	11,093,688
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.166%, 7/20/48	7,847,562	1,257,010
IFB Ser. 20-98, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.116%, 7/20/50	41,961,399	8,071,151
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.116%, 12/20/42	12,542,311	2,257,616
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.109%, 9/16/44	11,034,435	3,084,275
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.066%, 10/20/49	30,111,397	3,703,976
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.066%, 12/20/48	29,794,011	4,948,955
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.066%, 9/20/43	996,541	187,549
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 3/20/50	27,455,607	4,541,074
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 1/20/50	61,051,089	8,506,859
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 7/20/49	20,885,098	2,910,965
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 7/20/49	28,545,711	4,197,076
IFB Ser. 19-65, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 5/20/49	10,339,989	1,823,250
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 2/20/49	23,917,767	4,232,703
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 11/20/48	15,246,773	2,132,711
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 2/16/46	15,726,131	2,898,961
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	5,513,614	744,338
IFB Ser. 20-55, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 4/20/50	73,229,855	9,960,725
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 2/20/50	1,716,588	209,157
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 2/20/50	72,725,117	12,227,412
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 10/20/49	4,901,908	1,334,615
IFB Ser. 20-34, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 10/20/49	31,928,087	4,602,719
IFB Ser. 19-108, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 8/20/49	20,155,439	3,178,513
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 8/20/49	3,659,654	524,059
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 6/20/49	8,783,201	1,130,582
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 4/20/49	16,447,823	1,984,973
IFB Ser. 19-30, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 3/20/49	23,893,432	3,476,490
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 2/20/49	12,674,365	1,806,097
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 9/16/49	23,200,366	5,594,767
FRB Ser. 20-47, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 2/20/49	54,629,298	8,994,714
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 10/20/49	3,401,835	975,643
IFB Ser. 10-31, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.666%, 3/20/40	14,854,761	2,346,607
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	169,027	24,761
Ser. 15-69, IO, 5.00%, 5/20/45	7,896,809	1,410,607
Ser. 14-180, IO, 5.00%, 12/20/44	10,408,963	1,800,022
Ser. 14-76, IO, 5.00%, 5/20/44	2,786,371	464,694
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,297,321	230,274
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	12,380	978
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	860,711	150,034
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	7,743,471	1,386,546
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,659,303	652,527
Ser. 19-83, IO, 4.50%, 6/20/49	17,293,412	2,125,187
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	430,301	43,848
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	15,496,549	2,545,944
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	1,747,164	111,661
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	5,309,696	695,975
Ser. 12-129, IO, 4.50%, 11/16/42	3,006,866	531,945
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,257,526	196,247
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,294,615	199,112
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	2,846,564	149,900
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	31,187,600	3,781,308
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	7,624,358	1,113,309
Ser. 15-94, IO, 4.00%, 7/20/45	419,281	73,374
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	683,343	55,475
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	9,409,482	1,693,707
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	2,833,117	405,090
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	3,168,366	257,173
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	4,800,764	424,514
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	2,723,305	403,241
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	19,296,321	3,183,893
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	5,061,983	470,947
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	399,584	2,652
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	1,071,015	14,698
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	1,651,484	19,783
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	128,209,185	14,499,177
Ser. 19-151, Class NI, IO, 3.50%, 10/20/49	34,307,002	2,848,596
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,645,405	158,601
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	5,026,983	326,754
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	2,093,796	80,310
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	4,207,857	547,021
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	3,717,263	353,140
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	1,017,491	40,010
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,140,850	102,540
Ser. 12-145, IO, 3.50%, 12/20/42	3,017,558	511,015
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	756,046	65,179
Ser. 12-136, IO, 3.50%, 11/20/42	8,112,510	1,178,341
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	10,912,316	1,771,300
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	5,790,255	421,646
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	3,052,910	129,421
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	2,623,292	151,151
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	5,025,074	326,630
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	7,207,734	270,290
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	3,188,081	143,464
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	6,021,123	420,828
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	53,105,962	7,050,879
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	1,017,880	27,992
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	5,548,791	291,312
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	768,396	19,210
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	2,185,234	125,651
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	2,406,735	141,516
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	4,595,448	281,241
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	39,371,868	4,601,784
Ser. 16-H27, Class BI, IO, 2.415%, 12/20/66(WAC)	9,503,489	693,013
Ser. 18-H05, Class AI, IO, 2.389%, 2/20/68(WAC)	17,485,049	1,595,511
Ser. 18-H02, Class EI, IO, 2.379%, 1/20/68(WAC)	13,150,409	1,191,756
Ser. 16-H23, Class NI, IO, 2.331%, 10/20/66(WAC)	33,585,281	2,539,611
Ser. 17-H08, Class NI, IO, 2.256%, 3/20/67(WAC)	11,320,208	854,781
Ser. 17-H12, Class QI, IO, 2.251%, 5/20/67(WAC)	17,633,837	1,204,920
Ser. 19-H02, Class DI, IO, 2.212%, 11/20/68(WAC)	19,701,163	1,665,364
Ser. 17-H18, Class CI, IO, 2.206%, 9/20/67(WAC)	11,525,014	1,175,912
Ser. 16-H24, Class JI, IO, 2.18%, 11/20/66(WAC)	12,816,627	1,099,426
Ser. 18-H17, Class GI, IO, 2.165%, 10/20/68(WAC)	22,556,975	1,829,230
Ser. 19-H14, Class IB, IO, 2.135%, 8/20/69(WAC)	23,319,208	1,923,835
Ser. 20-H02, Class GI, IO, 2.122%, 1/20/70(WAC)	29,721,263	2,493,800
Ser. 16-H11, Class HI, IO, 2.107%, 1/20/66(WAC)	29,611,234	1,684,139
Ser. 18-H20, Class BI, IO, 2.081%, 6/20/68(WAC)	23,232,064	1,836,785
FRB Ser. 15-H16, Class XI, IO, 2.045%, 7/20/65(WAC)	17,031,313	1,387,171
Ser. 15-H15, Class JI, IO, 1.958%, 6/20/65(WAC)	15,220,239	1,200,877
Ser. 15-H25, Class CI, IO, 1.942%, 10/20/65(WAC)	17,465,518	1,185,842
Ser. 15-H26, Class DI, IO, 1.919%, 10/20/65(WAC)	15,538,090	1,251,407
Ser. 17-H23, Class BI, IO, 1.879%, 11/20/67(WAC)	16,800,364	1,389,390
Ser. 15-H12, Class AI, IO, 1.859%, 5/20/65(WAC)	22,433,565	1,283,200
Ser. 17-H10, Class MI, IO, 1.841%, 4/20/67(WAC)	15,180,713	886,004
Ser. 15-H20, Class AI, IO, 1.821%, 8/20/65(WAC)	20,066,419	1,456,822
Ser. 15-H10, Class CI, IO, 1.804%, 4/20/65(WAC)	22,970,197	1,421,855
Ser. 15-H12, Class GI, IO, 1.795%, 5/20/65(WAC)	26,135,972	1,918,380
Ser. 15-H12, Class EI, IO, 1.708%, 4/20/65(WAC)	20,730,672	1,430,416
Ser. 15-H09, Class BI, IO, 1.68%, 3/20/65(WAC)	23,190,618	1,402,476
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65(WAC)	17,674,037	1,108,162
Ser. 15-H04, Class AI, IO, 1.61%, 12/20/64(WAC)	21,759,456	1,281,768
Ser. 15-H01, Class CI, IO, 1.599%, 12/20/64(WAC)	15,612,669	571,299
Ser. 17-H14, Class EI, IO, 1.595%, 6/20/67(WAC)	18,780,076	1,118,001
Ser. 15-H17, Class CI, IO, 1.571%, 6/20/65(WAC)	18,925,015	639,874
Ser. 15-H28, Class DI, IO, 1.544%, 8/20/65(WAC)	18,065,287	888,884
Ser. 15-H14, Class BI, IO, 1.544%, 5/20/65(WAC)	1,615,709	55,973
Ser. 16-H02, Class HI, IO, 1.541%, 1/20/66(WAC)	34,937,499	1,963,339
Ser. 16-H04, Class KI, IO, 1.52%, 2/20/66(WAC)	21,845,533	1,146,891
Ser. 14-H11, Class GI, IO, 1.485%, 6/20/64(WAC)	36,024,558	2,160,177
Ser. 14-H07, Class BI, IO, 1.473%, 5/20/64(WAC)	30,445,333	1,931,376
Ser. 10-H19, Class GI, IO, 1.408%, 8/20/60(WAC)	18,988,387	943,742
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%), 0.15%, 12/20/40	5,358,693	18,473
Ser. 10-151, Class KO, PO, zero %, 6/16/37	123,716	113,012

		480,400,175
Commercial mortgage-backed securities (13.0%)
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.857%, 7/15/49(WAC)	4,456,000	4,884,987
FRB Ser. 15-UBS7, Class B, 4.358%, 9/15/48(WAC)	7,695,000	8,112,523
FRB Ser. 07-1, Class XW, IO, 0.423%, 1/15/49(WAC)	191,105	3
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.234%, 3/15/63(WAC)	35,215,847	3,046,555
FRB Ser. 18-BN13, Class XA, IO, 0.502%, 8/15/61(WAC)	198,241,833	4,890,626
BBCMS Mortgage Trust
FRB Ser. 20-C7, Class B, 3.152%, 4/15/53(WAC)	4,000,000	4,309,256
FRB Ser. 20-C7, Class XA, IO, 1.629%, 4/15/53(WAC)	53,092,997	5,547,475
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	4,200,000	3,447,123
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.431%, 1/12/45(WAC)	4,551,000	3,686,310
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.563%, 12/11/38(WAC)	194,744	2,006
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.266%, 11/13/50(WAC)	5,441,000	5,923,531
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.776%, 12/15/47(WAC)	601,000	614,523
FRB Ser. 11-C2, Class E, 5.776%, 12/15/47(WAC)	3,258,000	3,214,033
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.132%, 3/10/47(WAC)	63,046,826	1,505,684
FRB Ser. 13-GC17, Class XA, IO, 1.02%, 11/10/46(WAC)	28,980,396	553,839
FRB Ser. 20-GC46, Class XA, IO, 0.987%, 2/15/53(WAC)	68,711,035	4,786,582
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.409%, 10/15/49(WAC)	6,321,149	101
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.354%, 5/15/45(WAC)	4,003,000	3,490,492
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	3,406,000	3,619,384
FRB Ser. 14-CR18, Class C, 4.756%, 7/15/47(WAC)	2,758,000	2,829,137
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	1,017,281
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	11,276,000	12,581,368
FRB Ser. 17-COR2, Class C, 4.56%, 9/10/50(WAC)	5,288,000	5,843,137
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,308,000	2,523,774
FRB Ser. 14-UBS6, Class C, 4.444%, 12/10/47(WAC)	504,000	529,879
FRB Ser. 14-UBS4, Class XA, IO, 1.097%, 8/10/47(WAC)	25,490,336	680,778
FRB Ser. 14-LC15, Class XA, IO, 1.066%, 4/10/47(WAC)	62,391,805	1,441,251
FRB Ser. 14-CR18, Class XA, IO, 1.008%, 7/15/47(WAC)	18,920,018	471,298
FRB Ser. 13-LC13, Class XA, IO, 1.005%, 8/10/46(WAC)	25,460,235	441,911
FRB Ser. 14-CR17, Class XA, IO, 0.962%, 5/10/47(WAC)	38,831,136	866,245
FRB Ser. 14-CR19, Class XA, IO, 0.957%, 8/10/47(WAC)	21,177,439	506,359
FRB Ser. 15-CR23, Class XA, IO, 0.889%, 5/10/48(WAC)	31,386,883	833,039
FRB Ser. 14-UBS6, Class XA, IO, 0.878%, 12/10/47(WAC)	47,865,017	1,078,207
FRB Ser. 14-LC17, Class XA, IO, 0.729%, 10/10/47(WAC)	18,430,535	328,911
FRB Ser. 19-GC44, Class XA, IO, 0.65%, 8/15/57(WAC)	90,572,722	3,692,496
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.354%, 5/15/45(WAC)	1,651,000	1,454,896
FRB Ser. 13-CR13, Class E, 4.883%, 11/10/46(WAC)	1,524,000	1,494,854
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	4,337,000	4,092,392
FRB Ser. 14-CR19, Class D, 4.703%, 8/10/47(WAC)	2,364,000	2,337,424
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	275,808
FRB Ser. 13-CR6, Class D, 4.088%, 3/10/46(WAC)	1,683,000	1,596,814
Ser. 13-LC6, Class E, 3.50%, 1/10/46	3,735,000	3,159,168
Ser. 15-LC19, Class D, 2.867%, 2/10/48	5,800,000	5,654,171
FRB Ser. 12-LC4, Class XA, IO, 2.103%, 12/10/44(WAC)	17,749,341	44,356
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	9,821,289	4,789,843
FRB Ser. 07-C2, Class AX, IO, 0.016%, 1/15/49(WAC)	6,193,864	8
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C4, Class B, 4.312%, 11/15/48(WAC)	11,011,000	12,109,042
FRB Ser. 15-C1, Class C, 4.262%, 4/15/50(WAC)	3,716,000	3,572,078
FRB Ser. 19-C17, Class XA, IO, 1.364%, 9/15/52(WAC)	60,534,764	5,254,212
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.762%, 4/15/50(WAC)	4,076,000	2,994,102
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.753%, 12/15/49(WAC)	125,912,842	3,448,879
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.42%, 8/10/44(WAC)	1,598,500	1,591,786
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	56,223,000	6,520,946
Multifamily Structured Pass-Through Certificates FRB Ser. K110, Class X1, IO, 1.698%, 4/25/30(WAC)	38,340,850	4,868,103
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class X1, IO, 1.127%, 2/25/52(WAC)	56,934,568	4,764,763
Multifamily Structured Pass-Through Certificates FRB Ser. K100, Class X1, IO, 0.65%, 9/25/29(WAC)	46,524,501	2,213,171
FREMF Mortgage Trust 144A
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.501%, 7/25/29	13,465,078	13,561,206
FRB Ser. 19-KF71, Class B, (1 Month US LIBOR + 2.30%), 2.401%, 10/25/29	6,173,189	6,176,553
FRB Ser. 18-KF43, Class B, (1 Month US LIBOR + 2.15%), 2.251%, 1/25/28	2,931,064	2,862,190
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.481%, 2/10/46(WAC)	59,213,793	1,052,051
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	12,605,000	12,989,877
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.988%, 1/10/47(WAC)	5,144,000	3,240,720
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	4,081,000	4,272,305
FRB Ser. 13-GC12, Class XA, IO, 1.399%, 6/10/46(WAC)	28,930,233	544,756
FRB Ser. 14-GC18, Class XA, IO, 0.999%, 1/10/47(WAC)	37,730,406	720,651
FRB Ser. 14-GC22, Class XA, IO, 0.949%, 6/10/47(WAC)	52,740,383	1,046,891
GS Mortgage Securities Trust 144A Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	11,564,000	11,767,417
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.179%, 11/15/45(WAC)	7,601,000	8,107,234
Ser. 13-C17, Class AS, 4.458%, 1/15/47	5,595,000	5,877,139
FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	6,269,000	6,440,520
FRB Ser. 14-C25, Class XA, IO, 0.838%, 11/15/47(WAC)	26,352,668	610,591
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.558%, 8/15/46(WAC)	4,371,000	2,812,905
FRB Ser. C14, Class D, 4.558%, 8/15/46(WAC)	5,853,000	4,040,885
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47(WAC)	3,567,000	2,737,719
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	2,544,217
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 17-C5, Class XA, IO, 0.942%, 3/15/50(WAC)	156,035,394	6,731,367
FRB Ser. 19-COR6, Class XA, IO, 0.94%, 11/13/52(WAC)	69,255,501	4,342,555
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	3,337,776	2,958,158
Ser. 13-LC11, Class B, 3.499%, 4/15/46	4,970,000	5,069,231
FRB Ser. 16-JP2, Class XA, IO, 1.789%, 8/15/49(WAC)	16,971,813	1,228,674
FRB Ser. 12-LC9, Class XA, IO, 1.471%, 12/15/47(WAC)	22,366,447	313,162
FRB Ser. 13-LC11, Class XA, IO, 1.24%, 4/15/46(WAC)	36,766,702	599,209
FRB Ser. 13-C10, Class XA, IO, 0.945%, 12/15/47(WAC)	61,598,004	683,738
FRB Ser. 13-C16, Class XA, IO, 0.911%, 12/15/46(WAC)	41,330,319	713,122
FRB Ser. 06-LDP8, Class X, IO, 0.296%, 5/15/45(WAC)	56,269	—
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.523%, 2/15/46(WAC)	1,986,000	1,211,666
FRB Ser. 11-C3, Class F, 5.523%, 2/15/46(WAC)	4,436,000	841,704
FRB Ser. 11-C4, Class C, 5.39%, 7/15/46(WAC)	3,663,862	3,680,347
FRB Ser. 12-C6, Class E, 5.141%, 5/15/45(WAC)	3,130,000	2,202,243
FRB Ser. 12-C8, Class D, 4.669%, 10/15/45(WAC)	3,906,000	3,716,055
FRB Ser. 12-C8, Class C, 4.621%, 10/15/45(WAC)	6,475,000	6,286,563
FRB Ser. 12-LC9, Class D, 4.414%, 12/15/47(WAC)	621,000	607,501
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	1,322,525
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.133%, 2/15/40(WAC)	108,539	9
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class XCL, IO, 0.133%, 2/15/40(WAC)	2,404,183	202
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 5.694%, 7/15/45(WAC)	47,185	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	4,565,000	4,891,491
FRB Ser. 13-C7, Class XA, IO, 1.32%, 2/15/46(WAC)	48,399,614	631,567
FRB Ser. 15-C26, Class XA, IO, 1.015%, 10/15/48(WAC)	34,546,738	1,064,592
FRB Ser. 13-C12, Class XA, IO, 0.582%, 10/15/46(WAC)	104,618,181	1,051,810
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.354%, 8/15/46(WAC)	3,329,000	299,277
FRB Ser. 13-C11, Class F, 4.354%, 8/15/46(WAC)	6,212,000	62,120
FRB Ser. 13-C10, Class E, 4.08%, 7/15/46(WAC)	5,447,000	1,960,920
FRB Ser. 13-C10, Class F, 4.08%, 7/15/46(WAC)	2,331,000	536,130
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,727,732
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.032%, 11/15/49(WAC)	26,686,034	1,021,958
FRB Ser. 18-H4, Class XA, IO, 0.856%, 12/15/51(WAC)	56,806,098	2,982,082
FRB Ser. 18-H3, Class XA, IO, 0.825%, 7/15/51(WAC)	60,072,274	2,665,335
FRB Ser. 16-UB12, Class XA, IO, 0.712%, 12/15/49(WAC)	75,103,303	2,051,732
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.409%, 3/15/45(WAC)	1,406,000	717,060
FRB Ser. 11-C3, Class B, 5.284%, 7/15/49(WAC)	12,125,000	12,115,806
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.839%, 3/25/50	6,355,000	6,659,047
FRB Ser. 19-01, Class M10, 3.339%, 10/15/49	17,142,000	17,303,085
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	17
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	5,319,000	5,420,232
FRB Ser. 17-C7, Class XA, IO, 1.023%, 12/15/50(WAC)	72,083,184	3,532,501
FRB Ser. 18-C12, Class XA, IO, 0.814%, 8/15/51(WAC)	127,239,445	6,236,120
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.551%, 5/10/45(WAC)	3,072,000	3,141,521
FRB Ser. 12-C1, Class D, 5.551%, 5/10/45(WAC)	5,180,000	4,788,936
FRB Ser. 12-C1, Class XA, IO, 2.016%, 5/10/45(WAC)	9,750,849	46,964
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.038%, 8/10/49(WAC)	12,283,000	12,667,925
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	2,565,000	87,467
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	4,129,000	4,179,502
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	6,845,000	6,896,666
Ser. 13-C6, Class E, 3.50%, 4/10/46	1,319,000	1,017,797
FRB Ser. 12-C4, Class XA, IO, 1.582%, 12/10/45(WAC)	39,835,745	526,290
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.23%, 1/10/45(WAC)	5,657,000	5,370,769
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.26%, 11/15/48(WAC)	4,190,419	49
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.103%, 10/15/44(WAC)	2,964,967	2,727,769
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.978%, 8/15/51(WAC)	6,689,000	7,584,357
FRB Ser. 20-C57, Class C, 4.024%, 8/15/53(WAC)	3,427,000	3,839,764
FRB Ser. 19-C50, Class XA, IO, 1.409%, 5/15/52(WAC)	119,640,543	10,220,772
FRB Ser. 20-C55, Class XA, IO, 1.307%, 2/15/53(WAC)	65,579,166	5,992,100
FRB Ser. 17-C41, Class XA, IO, 1.198%, 11/15/50(WAC)	82,411,324	4,648,246
FRB Ser. 14-LC16, Class XA, IO, 1.085%, 8/15/50(WAC)	65,532,513	1,629,512
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C12, Class C, 4.309%, 3/15/48(WAC)	4,231,000	4,357,962
FRB Ser. 14-C22, Class XA, IO, 0.796%, 9/15/57(WAC)	30,888,668	612,893
FRB Ser. 13-C14, Class XA, IO, 0.675%, 6/15/46(WAC)	76,968,441	679,932
FRB Ser. 14-C23, Class XA, IO, 0.561%, 10/15/57(WAC)	58,292,320	894,321
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.04%, 3/15/46(WAC)	3,873,000	4,123,006
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	232,625
Ser. 11-C4, Class E, 4.964%, 6/15/44(WAC)	1,776,768	1,276,416
Ser. 11-C4, Class F, 4.964%, 6/15/44(WAC)	6,151,000	3,075,500
FRB Ser. 11-C4, Class C, 4.964%, 6/15/44(WAC)	4,337,920	4,324,852
FRB Ser. 12-C7, Class D, 4.803%, 6/15/45(WAC)	4,142,000	1,647,394
FRB Ser. 12-C10, Class D, 4.426%, 12/15/45(WAC)	1,350,000	760,550
FRB Ser. 12-C10, Class E, 4.426%, 12/15/45(WAC)	3,645,000	910,475
FRB Ser. 12-C9, Class XA, IO, 1.863%, 11/15/45(WAC)	48,039,973	712,423
FRB Ser. 11-C5, Class XA, IO, 1.517%, 11/15/44(WAC)	3,679,034	37
FRB Ser. 12-C10, Class XA, IO, 1.513%, 12/15/45(WAC)	36,634,227	490,935
FRB Ser. 13-C11, Class XA, IO, 1.137%, 3/15/45(WAC)	17,781,974	230,931

		476,078,050
Residential mortgage-backed securities (non-agency) (9.9%)
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	3,203,764
Ser. 20-1, Class A3, 3.328%, 3/25/55	3,000,000	3,080,016
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 1.187%, 1/26/46(WAC)	201,454	217,995
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class M1C, (1 Month US LIBOR + 4.00%), 4.089%, 8/26/30 (Bermuda)	2,026,000	2,074,421
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.439%, 10/25/27 (Bermuda)	9,434,220	9,526,128
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.589%, 10/25/29 (Bermuda)	6,026,000	6,065,638
BRAVO Residential Funding Trust 144A
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	5,712,360
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 2.45%, 11/25/69	3,000,000	3,000,000
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	2,100,000	2,114,538
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 0.389%, 8/25/35	909,616	885,420
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66(WAC)	2,996,000	3,014,111
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	3,490,000	3,584,928
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.229%, 6/25/37	2,340,848	2,190,800
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	1,936,247	1,962,963
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.089%, 11/25/28	1,210,000	1,222,859
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.789%, 11/25/28 (Bermuda)	1,755,056	1,759,706
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	2,621,000	2,675,872
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.439%, 9/25/28	8,672,440	9,164,008
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.239%, 10/25/29	2,692,000	2,929,830
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.239%, 11/25/28	6,156,316	6,376,062
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.089%, 12/25/28	4,319,842	4,544,458
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.889%, 5/25/28	1,639,567	1,696,341
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.789%, 4/25/28	4,018,093	4,151,618
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,560,000	4,823,503
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.939%, 3/25/29	5,825,000	6,039,242
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.839%, 9/25/24	1,397,276	1,432,914
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 3.689%, 4/25/24	1,703,571	1,727,623
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.639%, 8/25/29	3,164,938	3,269,135
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2B, (1 Month US LIBOR + 3.55%), 3.639%, 8/25/29	7,511,000	7,665,876
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.539%, 10/25/29	1,000,000	1,042,705
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.339%, 7/25/29	1,614,031	1,657,865
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.739%, 12/25/29	1,872,043	1,904,247
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2B, (1 Month US LIBOR + 2.65%), 2.739%, 12/25/29	1,565,000	1,600,213
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.389%, 9/25/30	4,552,273	4,607,382
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.889%, 7/25/30	5,243,550	5,273,045
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	3,279,000	3,504,027
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.739%, 1/25/49	10,684,210	11,153,831
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,474,000	2,618,663
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.439%, 3/25/49	700,000	725,801
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 3.989%, 9/25/48	1,280,000	1,333,170
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.789%, 12/25/30	7,040,000	7,301,955
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class M2, (1 Month US LIBOR + 3.60%), 3.689%, 7/25/50	4,679,501	4,726,296
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class M2, (1 Month US LIBOR + 3.15%), 3.239%, 9/25/50	587,298	592,437
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.189%, 3/25/50	7,379,347	7,477,113
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.739%, 1/25/49	4,296,033	4,363,890
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class B1, (1 Month US LIBOR + 2.50%), 2.589%, 2/25/50	5,000,000	5,008,005
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.539%, 3/25/49	12,055,062	12,213,285
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.439%, 2/25/49	2,517,794	2,535,915
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.389%, 10/25/48	3,917,300	3,948,480
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.239%, 12/25/30	5,121,000	5,167,145
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (1 Month US LIBOR + 2.05%), 2.139%, 7/25/49	9,108,879	9,171,502
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 1.989%, 1/25/50	3,727,851	3,740,976
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class M2, (1 Month US LIBOR + 1.85%), 1.939%, 2/25/50	2,600,000	2,617,875
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.839%, 8/25/28	1,137,411	1,203,946
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.089%, 9/25/28	3,363,007	3,531,904
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.989%, 10/25/28	4,789,146	5,050,055
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.789%, 4/25/28	882,042	933,186
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.389%, 10/25/28	2,384,846	2,504,751
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.939%, 10/25/29	3,997,000	4,319,658
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.539%, 1/25/29	1,259,507	1,316,506
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.439%, 5/25/29	141,458	147,911
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.339%, 1/25/31	5,684,000	5,946,816
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.339%, 4/25/29	1,453,189	1,513,047
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.339%, 1/25/29	320,116	334,065
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.239%, 2/25/30	2,480,000	2,559,443
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/30	2,975,000	3,079,712
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 3.739%, 9/25/29	415,082	430,865
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.689%, 1/25/30	648,000	675,611
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.639%, 7/25/29	112,619	116,653
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.089%, 10/25/29	4,585,567	4,706,516
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.939%, 11/25/29	4,157,760	4,261,264
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.889%, 2/25/30	548,193	559,653
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.439%, 1/25/31	862,090	872,597
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.339%, 7/25/30	610,762	617,455
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1M2, (1 Month US LIBOR + 2.00%), 2.089%, 3/25/31	169,326	170,608
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.439%, 9/25/29	2,343,672	2,421,306
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.339%, 7/25/29	2,890,000	2,900,838
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.089%, 5/25/30	6,189,000	6,171,411
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.839%, 7/25/29	3,652,000	4,009,296
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (1 Month US LIBOR + 4.35%), 4.439%, 4/25/31	4,500,000	4,663,125
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 4.239%, 8/25/31	1,586,000	1,628,437
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.739%, 2/25/40	5,000,000	5,156,951
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 2M2, (1 Month US LIBOR + 3.65%), 3.739%, 2/25/40	1,600,000	1,654,996
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.539%, 7/25/31	663,655	667,102
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (1 Month US LIBOR + 2.40%), 2.489%, 4/25/31	222,671	223,924
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.239%, 11/25/39	1,566,988	1,558,231
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (1 Month US LIBOR + 2.15%), 2.239%, 9/25/31	902,433	907,328
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.189%, 9/25/39	720,911	723,614
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.139%, 1/25/40	4,063,810	4,083,086
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.089%, 1/25/40	2,694,256	2,700,991
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.089%, 7/25/39	379,311	380,224
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	5,274,937	5,365,464
GS Mortgage-Backed Securities Trust 144A FRB Ser. 20-RPL1, Class M2, (1 Month US LIBOR + 0.00%), 3.833%, 7/25/59	1,125,000	1,261,641
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.689%, 10/25/28 (Bermuda)	584,176	585,359
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	4,180,000	4,180,000
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.917%, 8/26/47(WAC)	4,746,000	4,587,897
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 1.889%, 9/25/34	438,838	424,272
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.089%, 4/25/27 (Bermuda)	310,641	312,553
Pretium Mortgage Credit Partners, LLC 144A Ser. 20-RPL2, Class A1, 3.179%, 6/27/69	3,695,335	3,710,704
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.289%, 2/25/29 (Bermuda)	5,630,000	5,709,533
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.789%, 3/25/28 (Bermuda)	3,160,000	3,194,915
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	1,962,000	2,024,879
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	6,534,000	7,177,260
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	1,102,000	1,150,179
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	4,177,000	4,393,113
Triangle Re, Ltd. 144A FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 3.00%), 3.089%, 8/25/33 (Bermuda)	4,500,000	4,584,105
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	1,990,000	2,069,741
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	5,412,000	5,530,594
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (1 Month US LIBOR + 0.86%), 0.949%, 10/25/45	1,311,879	1,303,845
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.86%), 0.949%, 10/25/45	4,427,446	4,383,524
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.82%), 0.909%, 12/25/45	2,044,109	1,839,289
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.74%), 0.829%, 1/25/45	553,164	537,011
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.70%), 0.789%, 12/25/45	608,187	582,538

		360,009,463

Total mortgage-backed securities (cost $1,435,645,452)		$1,316,487,688

CORPORATE BONDS AND NOTES (28.1%)(a)
	Principal amount	Value
Basic materials (1.4%)
Anglo American Capital PLC 144A company guaranty sr. unsec. notes 2.875%, 3/17/31 (United Kingdom)	$500,000	$519,758
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	3,890,000	3,898,415
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	6,390,000	7,401,041
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	410,000	527,030
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	8,087,000	8,156,973
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	490,000	486,851
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	9,445,000	10,885,961
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	380,000	507,376
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	1,873,000	2,199,479
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	2,063,000	2,110,798
LYB International Finance BV company guaranty sr. unsec. unsub. bonds 5.25%, 7/15/43 (Netherlands)	395,000	523,181
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	3,165,000	3,402,682
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	3,902,000	4,535,299
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,625,000	1,805,904
Teck Resources, Ltd. sr. unsec. bonds 6.00%, 8/15/40 (Canada)	410,000	534,561
TopBuild Corp. 144A company guaranty sr. unsec. notes 3.625%, 3/15/29	505,000	505,152
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	2,912,000	4,157,559

		52,158,020
Capital goods (1.3%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	470,000	494,957
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	6,003,000	6,009,123
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	6,158,000	6,193,716
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	2,816,000	3,895,822
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	4,033,000	4,522,461
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,539,000	1,966,476
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	6,337,000	6,247,457
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	2,446,000	2,760,834
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	2,564,000	2,996,225
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	4,328,000	4,759,616
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	2,660,000	3,113,706
Republic Services, Inc. sr. unsec. bonds 1.75%, 2/15/32	535,000	522,121
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	4,338,000	4,843,721

		48,326,235
Communication services (4.6%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	9,167,000	9,612,259
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	7,516,000	7,994,602
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	2,006,000	2,135,449
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	450,000	538,636
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	10,272,000	11,952,544
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	8,766,000	8,729,209
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	9,325,000	9,297,060
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	5,993,000	6,045,941
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	5,407,000	5,608,998
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,975,000	2,778,344
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	1,565,000	1,835,691
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	2,490,000	2,518,305
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	1,436,000	1,776,427
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	5,994,000	7,198,491
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	16,912,000	18,877,495
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	4,419,000	4,205,414
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	2,637,000	2,883,475
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	2,294,000	2,578,059
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	1,559,000	1,738,107
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	5,832,000	6,351,107
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	8,090,000	8,808,199
T-Mobile USA, Inc. company guaranty sr. bonds 3.00%, 2/15/41	500,000	500,564
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	267,000	301,467
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	9,964,000	11,108,664
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	3,911,000	4,003,495
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	2,323,000	2,832,571
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	5,088,000	5,620,597
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	2,453,000	2,550,401
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	13,071,000	15,330,714

		165,712,285
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.449%, perpetual maturity	3,218,000	3,145,595

		3,145,595
Consumer cyclicals (2.8%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	3,541,000	3,934,936
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	6,344,000	6,712,442
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,618,000	1,999,211
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	12,858,000	12,732,754
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	500,000	512,500
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	2,689,000	2,704,043
Autonation, Inc. sr. unsec. sub. notes 4.75%, 6/1/30	415,000	496,274
Choice Hotels International, Inc. sr. unsec. notes 3.70%, 1/15/31	470,000	515,388
Clorox Co. (The) sr. unsec. sub. notes 1.80%, 5/15/30	495,000	494,950
Dollar General Corp. sr. unsec. sub. notes 3.50%, 4/3/30	440,000	493,099
Ford Motor Co. sr. unsec. unsub. bonds 7.45%, 7/16/31	390,000	516,208
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	3,880,000	5,312,462
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	2,615,000	3,269,987
Global Payments, Inc. sr. unsec. notes 3.20%, 8/15/29	455,000	492,747
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	5,217,000	5,542,995
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	3,445,000	3,845,481
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	4,801,000	5,696,758
Lennar Corp. company guaranty sr. unsec. notes 5.00%, 6/15/27	420,000	490,812
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	7,319,000	8,528,175
Lowe's Cos., Inc. sr. unsec. notes 1.70%, 10/15/30	505,000	494,402
MDC Holdings, Inc. company guaranty sr. unsec. unsub. bonds 6.00%, 1/15/43	365,000	482,913
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	3,350,000	3,078,059
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	8,624,000	8,916,536
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	335,000	490,775
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28	480,000	492,893
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	6,730,000	7,190,038
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	2,426,000	2,333,929
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	4,214,000	4,414,165
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	5,424,000	5,636,024
TJX Cos., Inc. (The) sr. unsec. notes 3.875%, 4/15/30	425,000	492,791
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	2,365,000	2,756,113
Vulcan Materials Co. sr. unsec. unsub. bonds 4.70%, 3/1/48	385,000	491,743
Walt Disney Co. (The) company guaranty sr. unsec. bonds 6.65%, 11/15/37	325,000	503,311

		102,064,914
Consumer staples (1.6%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	7,236,000	10,163,919
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	430,000	535,734
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	3,715,000	4,468,619
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29	465,000	504,525
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	3,575,000	3,744,813
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,367,000	2,076,019
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	1,221,000	1,707,866
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	3,672,000	4,043,899
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	3,554,000	3,637,701
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	2,431,000	2,881,035
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	5,639,000	6,497,533
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	5,285,000	6,591,691
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	1,817,000	1,874,781
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	8,833,000	10,020,509

		58,748,644
Energy (0.5%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	4,906,000	5,746,710
Devon Energy Corp. 144A sr. unsec. notes 5.25%, 9/15/24	445,000	495,494
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.50%, 12/1/29	470,000	509,532
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	3,992,000	4,310,525
EnLink Midstream, LLC company guaranty sr. unsec. notes 5.375%, 6/1/29	510,000	530,497
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	390,000	507,327
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	2,776,000	3,235,903
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	2,964,000	3,182,150

		18,518,138
Financials (8.8%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	2,776,000	3,178,332
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,072,000	3,245,769
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	345,000	501,740
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	2,149,866
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	505,000	508,888
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	8,981,000	9,693,403
Athene Global Funding 144A notes 2.55%, 11/19/30	495,000	509,656
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	5,670,000	5,586,186
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,000,000	2,292,600
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,738,000	1,853,212
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	9,298,000	9,581,185
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	10,532,000	11,863,009
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.00%, 1/22/25	455,000	499,126
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,310,000	5,442,302
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	1,660,000	1,726,068
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	3,620,000	3,574,178
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	4,462,000	4,950,406
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,518,000	2,643,966
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	7,683,000	7,753,668
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	2,310,000	2,434,163
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	8,193,000	9,237,608
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	9,585,000	9,860,569
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	2,688,000	2,982,497
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	4,907,000	6,314,824
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	14,273,000	16,469,406
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	2,790,000	2,832,761
Credit Agricole SA 144A jr. unsec. sub. FRN 7.875%, perpetual maturity (France)	440,000	496,100
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	8,075,000	8,298,153
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	509,955
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	9,695,000	9,978,959
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	8,067,000	9,470,175
Discover Bank unsec. sub. FRN Ser. BKNT, 4.682%, 8/9/28	490,000	521,248
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	4,443,000	5,180,745
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	456,000	499,450
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31(R)	475,000	519,503
Goldman Sachs Group, Inc. jr. unsec. sub. FRN 3.65%, 7/28/51	4,832,000	4,868,240
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	8,011,000	9,214,109
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	2,784,000	2,908,634
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	5,568,000	5,474,107
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	2,781,000	2,695,543
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	8,020,000	8,160,390
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.156%, 5/15/47	3,168,000	2,716,067
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	4,557,000	5,392,148
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	25,686,000	27,355,432
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	3,002,000	3,401,826
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	450,000	507,803
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	8,725,000	9,468,787
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,131,000	2,689,173
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	14,700,000	16,741,377
MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. bonds 3.50%, 3/15/31	495,000	507,860
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	3,460,000	4,074,759
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	2,567,000	2,668,748
SITE Centers Corp. sr. unsec. unsub. notes 4.70%, 6/1/27	455,000	508,788
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	7,552,000	8,134,063
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	1,438,000	1,604,974
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	2,610,000	2,776,231
U.S. Bancorp sr. unsec. notes 1.375%, 7/22/30	11,420,000	11,128,131
UBS Group AG 144A sr. unsec. unsub. notes 4.125%, 9/24/25 (Switzerland)	4,400,000	4,926,052
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	4,075,000	4,219,267
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	1,761,000	1,982,779
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	3,244,000	3,367,726
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	2,997,000	3,615,146
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	3,622,000	3,645,207

		317,913,043
Health care (2.3%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	10,293,000	11,300,135
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,560,000	2,061,885
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	5,319,000	5,657,096
Bristol-Myers Squibb Co. sr. unsec. sub. bonds 2.55%, 11/13/50	11,591,000	11,277,668
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	8,517,000	9,646,815
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	2,866,000	3,043,601
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,557,000	1,954,572
CVS Health Corp. sr. unsec. unsub. notes 4.30%, 3/25/28	425,000	492,095
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	6,167,000	6,901,009
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	4,078,000	4,210,607
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	3,126,000	3,567,947
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.497%, 3/25/30	410,000	495,768
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	6,356,000	7,351,566
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	3,885,000	3,976,467
Universal Health Services, Inc. 144A company guaranty sr. notes 2.65%, 10/15/30	495,000	503,069
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	3,325,000	3,420,346
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	5,081,000	5,850,723
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	3,390,000	3,434,951

		85,146,320
Technology (3.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	6,863,000	6,219,801
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	23,368,000	23,167,036
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	9,394,000	10,647,979
Broadcom, Inc. company guaranty sr. unsec. notes 4.75%, 4/15/29	425,000	499,069
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	6,140,000	7,330,294
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	2,537,000	2,679,811
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	4,751,000	4,828,295
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	2,771,000	3,094,986
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	5,298,000	6,140,896
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	3,782,000	4,075,304
Microsoft Corp. sr. unsec. unsub. bonds 3.45%, 8/8/36	198,000	234,177
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	9,161,000	9,938,773
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	6,790,000	7,067,716
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	6,790,000	6,963,816
Sensata Technologies, Inc 144A company guaranty sr. unsec. notes 4.375%, 2/15/30	475,000	508,250
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	6,359,000	6,406,693
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	9,254,000	8,853,423
VMware, Inc. sr. unsec. notes 1.80%, 8/15/28	500,000	501,570
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31	8,101,000	8,087,706

		117,245,595
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.35%, 11/1/29	480,000	521,893

		521,893
Utilities and power (1.5%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	5,863,000	5,928,106
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	1,940,000	2,257,076
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	3,607,000	4,065,935
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,882,000	2,831,277
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	2,549,000	2,816,658
Energy Transfer Operating LP company guaranty sr. unsec. notes 4.95%, 6/15/28	435,000	507,607
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	7,634,000	8,052,499
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 3.125%, 7/31/29	455,000	495,818
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	8,065,000	8,650,003
FirstEnergy Transmission, LLC 144A sr. unsec. bonds 4.55%, 4/1/49	440,000	531,177
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	5,976,000	6,803,622
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,204,000	2,353,491
Pacific Gas and Electric Co. sr. bonds 4.50%, 7/1/40	455,000	459,334
PacifiCorp sr. bonds 2.70%, 9/15/30	3,473,000	3,707,327
Southern California Edison Co. sr. bonds 4.65%, 10/1/43	410,000	473,602
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	2,605,000	2,850,355
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	1,884,000	2,002,498

		54,786,385

Total corporate bonds and notes (cost $972,693,903)		$1,024,287,067

ASSET-BACKED SECURITIES (4.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$8,456,000	$8,461,074
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M3, 3.735%, 6/25/36(WAC)	2,000,000	2,000,000
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	2,810,000	2,832,480
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.989%, 10/25/53	4,208,000	4,208,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 11/25/53	2,535,000	2,535,000
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.45%, 4/23/23	4,400,000	4,401,709
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.10%, 8/10/23	6,075,000	6,076,956
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.85%, 10/8/21	10,192,000	10,192,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 2/16/22	10,962,000	10,962,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.793%, 4/22/22	11,610,000	11,610,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.591%, 3/8/22	11,464,000	11,464,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.30%, 8/15/22	8,690,000	8,690,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.25%, 10/15/21	8,624,000	8,624,000
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	10,743,000	10,743,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.243%, 1/25/22	10,930,000	10,930,000
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	3,200,000	3,200,000
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	1,391,855	1,408,039
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M2, 3.091%, 6/25/30(WAC)	1,750,000	1,750,000
Securitized Term Auto Loan Receivables Trust 144A Ser. 19-CRTA, Class D, 4.572%, 3/25/26 (Canada)	2,384,129	2,432,779
Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.459%, 12/10/21	9,363,000	9,363,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 4/25/22	11,580,000	11,580,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	11,580,000	11,580,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	11,080,000	11,254,787

Total asset-backed securities (cost $166,033,872)		$166,298,824

COLLATERALIZED LOAN OBLIGATIONS (1.6%)(a)
	Principal amount	Value
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 19-3A, Class A, (BBA LIBOR USD 3 Month + 1.34%), 1.474%, 10/21/32	$2,914,000	$2,916,745
Carlyle US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.00%), 1.134%, 4/20/31	3,946,000	3,947,156
CBAM, Ltd. 144A FRB Ser. 19-9A, Class A, (BBA LIBOR USD 3 Month + 1.28%), 1.406%, 2/12/30	2,685,000	2,685,451
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 20-26A, Class A, (BBA LIBOR USD 3 Month + 1.75%), 1.876%, 7/15/30	4,444,000	4,444,000
Mountain View CLO, LLC 144A FRB Ser. 17-2A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.336%, 1/16/31	3,046,000	3,050,136
MP CLO III, Ltd. 144A FRB Ser. 13-1A, Class AR, (BBA LIBOR USD 3 Month + 1.25%), 1.384%, 10/20/30	5,156,000	5,162,048
OZLM XI, Ltd. 144A FRB Ser. 17-11A, Class A1R, (BBA LIBOR USD 3 Month + 1.25%), 1.379%, 10/30/30	3,343,452	3,344,408
Palmer Square CLO, Ltd. 144A FRB Ser. 18-2A, Class A1A, (BBA LIBOR USD 3 Month + 1.10%), 1.226%, 7/16/31	3,725,000	3,731,116
RR 3, Ltd. 144A FRB Ser. 18-3A, Class A1R2, (BBA LIBOR USD 3 Month + 1.09%), 1.216%, 1/15/30	6,472,000	6,472,544
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.486%, 1/15/36	6,384,000	6,404,665
Signal Peak CLO 4, Ltd. 144A FRB Ser. 17-4A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.335%, 10/26/29	3,159,000	3,163,622
Sound Point CLO XIX, Ltd. 144A FRB Ser. 18-1A, Class A, (BBA LIBOR USD 3 Month + 1.00%), 1.126%, 4/15/31	2,366,000	2,367,867
Voya CLO, Ltd. 144A FRB Ser. 13-2A, Class A1R, (BBA LIBOR USD 3 Month + 0.97%), 1.095%, 4/25/31	7,975,000	7,975,766
ZAIS CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD 3 Month + 1.49%), 1.616%, 7/15/32	1,858,000	1,860,681

Total collateralized loan obligations (cost $57,569,857)		$57,526,205

PURCHASED SWAP OPTIONS OUTSTANDING (1.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$196,510,100	$27,751,156
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	196,510,100	4,739,824
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	269,809,400	380,431
Deutsche Bank AG
(1.50)/3 month USD-LIBOR-BBA/Feb-57	Feb-27/1.50	10,500,000	1,812,720
1.50/3 month USD-LIBOR-BBA/Feb-57	Feb-27/1.50	10,500,000	1,065,750
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	5,288,499
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	18,691,900	5,197,470
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	18,691,900	4,408,858
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	1,641,810
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	1,304,254
NatWest Markets PLC
(1.465)/3 month USD-LIBOR-BBA/Feb-52 (United Kingdom)	Feb-22/1.465	9,000,000	785,340
1.465/3 month USD-LIBOR-BBA/Feb-52 (United Kingdom)	Feb-22/1.465	9,000,000	292,770

Total purchased swap options outstanding (cost $41,549,891)			$54,668,882

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,232,141
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	1,149,634
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	1,152,917

Total municipal bonds and notes (cost $2,294,028)		$3,534,692

SHORT-TERM INVESTMENTS (30.2%)(a)
		Principal amount/ shares	Value
ABN AMRO Funding USA, LLC commercial paper 0.200%, 8/2/21		$14,500,000	$14,499,843
Atlantic Asset Securitization, LLC asset backed commercial paper 0.110%, 11/18/21		13,250,000	13,244,812
Barclays Bank PLC CCP asset backed commercial paper 0.120%, 9/27/21		7,000,000	6,998,509
Barclays Bank PLC CCP asset backed commercial paper 0.100%, 9/27/21		13,000,000	12,997,230
BPCE SA commercial paper 0.140%, 8/3/21		20,000,000	19,999,838
Chariot Funding, LLC asset backed commercial paper 0.080%, 8/3/21		15,000,000	14,999,850
Chariot Funding, LLC asset backed commercial paper 0.060%, 8/16/21		5,000,000	4,999,809
DNB Bank ASA commercial paper 0.115%, 10/20/21		20,000,000	19,996,811
Fairway Finance Co., LLC asset backed commercial paper 0.080%, 8/13/21		10,000,000	9,999,654
FMS Wertmanagement commercial paper 0.095%, 10/6/21		21,000,000	20,996,311
ING (U.S.) Funding, LLC commercial paper 0.170%, 8/26/21		20,000,000	19,998,485
Interest in $430,996,000 joint tri-party repurchase agreement dated 7/30/2021 with Citigroup Global Markets, Inc. due 8/2/2021 - maturity value of $104,398,522 for an effective yield of 0.060% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 4.000% and due dates ranging from 4/2/2055 to 7/2/2055, valued at $439,633,373)		104,398,000	104,398,000
Liberty Street Funding, LLC asset backed commercial paper 0.100%, 10/6/21		20,250,000	20,245,678
Lloyds Bank PLC commercial paper 0.110%, 10/27/21		20,000,000	19,995,056
Matchpoint Finance PLC asset backed commercial paper 0.110%, 9/20/21		20,000,000	19,996,967
MetLife Short Term Funding, LLC asset backed commercial paper 0.040%, 8/3/21		20,000,000	19,999,853
Mitsubishi UFJ Trust & Banking Corp./NY commercial paper 0.200%, 8/5/21		20,000,000	19,999,767
Mizuho Bank, Ltd./Singapore commercial paper 0.090%, 8/17/21		20,000,000	19,998,980
National Australia Bank, Ltd. commercial paper 0.080%, 8/3/21		9,000,000	8,999,920
Nationwide Building Society commercial paper 0.090%, 8/24/21		10,000,000	9,999,396
Nationwide Building Society commercial paper 0.090%, 8/10/21		10,000,000	9,999,756
Nordea Bank ABP commercial paper 0.110%, 9/14/21		5,500,000	5,499,438
Nordea Bank ABP commercial paper 0.100%, 8/12/21		12,000,000	11,999,688
NRW.Bank commercial paper 0.100%, 10/22/21		20,500,000	20,494,834
Old Line Funding, LLC asset backed commercial paper 0.110%, 10/1/21		17,000,000	16,996,995
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	269,145,101	269,145,101
Skandinaviska Enskilda Banken AB commercial paper 0.070%, 9/8/21		$12,250,000	12,249,006
Societe Generale SA commercial paper 0.140%, 8/16/21		5,237,000	5,236,837
Societe Generale SA commercial paper 0.120%, 9/1/21		15,000,000	14,999,148
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	9,418,000	9,418,000
Sumitomo Mitsui Trust Bank, Ltd. commercial paper 0.100%, 9/27/21		$15,000,000	14,997,788
Svenska Handelsbanken commercial paper 0.070%, 9/8/21		20,500,000	20,498,337
Swedbank AB commercial paper 0.075%, 8/26/21		20,000,000	19,999,100
Toronto-Dominion Bank (The) commercial paper 0.060%, 8/6/21		20,000,000	19,999,689
Total Capital Canada, Ltd. commercial paper 0.180%, 8/4/21		20,000,000	19,999,758
Toyota Financial Services commercial paper 0.090%, 8/23/21		19,390,000	19,389,186
U.S. Treasury Bills 0.064%, 12/30/21(SEGSF)(SEGCCS)		22,000,000	21,994,958
U.S. Treasury Bills 0.043%, 11/4/21(SEG)(SEGSF)		20,467,000	20,464,328
U.S. Treasury Bills 0.084%, 10/7/21(SEG)(SEGSF)(SEGCCS)		22,000,000	21,997,983
U.S. Treasury Bills 0.028%, 10/14/21(SEGSF)(SEGCCS)		30,100,000	30,096,938
U.S. Treasury Bills 0.022%, 8/17/21(SEGSF)		8,700,000	8,699,873
U.S. Treasury Bills 0.022%, 8/3/21(SEGSF)		9,800,000	9,799,994
U.S. Treasury Bills 0.024%, 9/28/21(SEGSF)(SEGCCS)		17,400,000	17,398,622
U.S. Treasury Bills 0.084%, 9/9/21(SEG)(SEGSF)(SEGCCS)		22,000,000	21,998,955
U.S. Treasury Bills 0.018%, 9/2/21(SEGSF)		8,000,000	7,999,690
U.S. Treasury Bills zero%, 11/18/21(i)		482,000	481,952
U.S. Treasury Cash Management Bills 0.044%, 10/26/21(SEG)(SEGSF)(SEGCCS)		20,100,000	20,097,437
U.S. Treasury Cash Management Bills 0.047%, 11/16/21(SEGSF)(SEGCCS)		25,800,000	25,796,585

Total short-term investments (cost $1,100,113,363)			$1,100,114,745
TOTAL INVESTMENTS

Total investments (cost $6,350,513,273)			$6,314,979,181

FUTURES CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Dollar 90 day (Long)	3,850	$3,850,000,000	$961,296,875	Sep-21	$(100,106)
U.S. Treasury Bond 30 yr (Long)	273	44,968,219	44,968,219	Sep-21	2,128,589
U.S. Treasury Bond Ultra 30 yr (Long)	937	186,960,781	186,960,781	Sep-21	13,381,001
U.S. Treasury Note 2 yr (Short)	3,784	834,963,250	834,963,251	Sep-21	167,264
U.S. Treasury Note 5 yr (Long)	81	10,080,070	10,080,070	Sep-21	51,708
U.S. Treasury Note 10 yr (Long)	2,306	310,048,906	310,048,906	Sep-21	5,630,132
U.S. Treasury Note Ultra 10 yr (Short)	472	70,918,000	70,918,000	Sep-21	(2,461,561)

Unrealized appreciation					21,358,694

Unrealized (depreciation)					(2,561,667)

Total					$18,797,027

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/21 (premiums $94,973,976) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
1.88/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.88	$21,159,800	$3,174
1.8775/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.8775	70,143,400	16,834
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	269,809,400	1,154,784
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	2,839,953
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	32,779,607
Citibank, N.A.
1.247/3 month USD-LIBOR-BBA/Feb-26	Feb-24/1.247	66,000,000	521,400
(1.247)/3 month USD-LIBOR-BBA/Feb-26	Feb-24/1.247	66,000,000	596,640
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	649,081
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	749,657
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	927,785
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	12,377,236
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	17,130,300	336,953
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	30,174,400	456,840
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	578,492
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	30,174,400	1,479,753
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	17,130,300	1,602,711
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	14,707,081
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	267,372
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	274,231
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	828,129
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	1,012,997
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	1,674,605
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	1,713,154
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	3,802,761
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	18,691,900	4,034,834
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	18,691,900	5,001,205
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	18,691,900	5,082,888
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	16,569,091
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	2,457,900	142,878
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	4,915,900	1,016,952
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	650,685
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	777,654
Wells Fargo Bank, N.A.
(1.47)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/1.47	14,000,000	454,300
1.47/3 month USD-LIBOR-BBA/Feb-34	Feb-24/1.47	14,000,000	718,760

Total			$115,800,477

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$73,993,400	$(682,589)	$1,824,677
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	61,584,900	(2,974,551)	1,348,093
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	35,075,200	(831,282)	922,127
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	900,977
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	21,554,700	(1,060,183)	627,888
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	260,109,800	(1,680,960)	150,864
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	260,109,800	(1,680,960)	91,038
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	123,779,800	(148,536)	(22,280)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	14,414,200	(326,110)	(42,234)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	24,756,000	(321,828)	(232,954)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	73,993,400	(682,589)	(677,040)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	35,075,200	(831,282)	(815,849)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	(1,012,639)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	14,414,200	(6,777,208)	(4,355,539)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	12,378,000	346,584	213,397
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	247,559,600	80,457	39,610
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	260,109,800	1,095,713	20,809
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	30,792,400	480,361	(319,625)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	260,109,800	1,095,713	(418,777)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	123,169,700	1,690,504	(784,591)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	41,524,500	(5,030,693)	1,285,183
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	41,524,500	(5,030,693)	(787,305)
Citibank, N.A.
1.504/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504	71,916,600	(990,651)	845,020
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	27,212,800	(2,349,825)	549,426
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	490,201
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	126,213,700	(1,682,429)	275,146
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	12,950,900	(411,515)	264,328
1.026/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-21/1.026	205,133,500	(174,363)	174,363
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	7,183,900	(523,347)	148,348
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	43,307
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	21,961
0.82/3 month USD-LIBOR-BBA/Aug-26 (Purchased)	Aug-21/0.82	98,359,000	(404,501)	(50,163)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	7,183,900	(523,347)	(110,991)
(0.82)/3 month USD-LIBOR-BBA/Aug-26 (Purchased)	Aug-21/0.82	98,359,000	(404,501)	(111,146)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	12,950,900	(411,515)	(216,928)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	27,212,800	(2,349,825)	(352,134)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	126,213,700	(1,682,429)	(426,602)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(509,645)
(1.504)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504	71,916,600	(990,651)	(668,824)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	411,255
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	126,213,700	956,700	291,554
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	18,485,500	2,210,866	(47,508)
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	18,485,500	2,210,866	(73,942)
(1.321)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.321	23,407,000	168,835	(148,869)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	(200,966)
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	126,213,700	956,700	(217,088)
Goldman Sachs International
1.473/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473	54,290,900	(514,135)	617,830
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	485,890
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,073,110)	186,419
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,749,509)	(279,687)
(1.473)/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473	54,290,900	(514,135)	(497,848)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(509,867)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	4,878,863
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	538,839
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	338,986
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	56,013,300	(3,831,310)	289,029
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	142,512
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	127,230
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	121,629
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	56,013,300	(3,831,310)	88,501
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	(112,700)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	(436,089)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(489,615)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(4,583,994)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	811,463
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	(867,123)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	438,484
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	307,569
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(118,432)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(598,881)
Toronto-Dominion Bank
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	30,040,600	(1,571,123)	182,647
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	3,001,800	(209,376)	65,439
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	3,001,800	(209,376)	(38,063)
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	75,101,900	(2,581,628)	(46,563)
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	30,040,600	(1,571,123)	(90,422)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	75,101,900	(2,581,628)	(234,318)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	12,974,800	1,706,186	410,782
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	7,804,700	212,678	149,850
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	7,804,700	212,678	(156,874)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	12,974,800	1,706,186	(444,517)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	720,623
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	537,346
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	509,854
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	32,836,200	(900,697)	402,900
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	226,185
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	25,177,700	(1,170,763)	11,078
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	25,177,700	(1,170,763)	(9,316)
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	15,020,300	(1,355,582)	(60,832)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	15,020,300	(1,355,582)	(148,851)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	(421,546)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	(504,022)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	(518,601)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	(613,154)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	32,836,200	(2,401,147)	(758,516)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	69,776,800	2,072,781	2,068,184
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	33,323,900	885,583	474,866
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	33,323,900	885,583	(568,506)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	69,776,800	557,804	(1,135,269)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	3,578,415
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	44,430,800	(2,215,986)	870,399
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	32,946,100	(2,230,451)	161,106
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	105,142,300	(2,152,789)	150,353
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	75,101,900	(1,541,466)	132,930
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	32,946,100	(2,230,451)	85,660
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	105,142,300	(2,152,789)	(3,154)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	75,101,900	(1,541,466)	(40,555)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	44,430,800	(2,215,986)	(728,221)
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	(2,832,083)

Unrealized appreciation				31,051,433

Unrealized (depreciation)				(30,451,258)

Total				$600,175

TBA SALE COMMITMENTS OUTSTANDING at 7/31/21 (proceeds receivable $718,010,000) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 8/1/51	$1,000,000	8/19/21	$1,065,110
Uniform Mortgage-Backed Securities, 4.00%, 8/1/51	23,000,000	8/12/21	24,571,365
Uniform Mortgage-Backed Securities, 3.50%, 8/1/51	260,000,000	8/12/21	275,529,072
Uniform Mortgage-Backed Securities, 3.00%, 9/1/51	5,000,000	9/14/21	5,230,662
Uniform Mortgage-Backed Securities, 3.00%, 8/1/51	225,000,000	8/12/21	235,845,585
Uniform Mortgage-Backed Securities, 2.50%, 8/1/51	170,000,000	8/12/21	177,098,826

Total			$719,340,620

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$50,300,800	$7,191,505		$(1,516,550)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$6,241,146
		16,004,800	826,168		(3,239)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	885,944
		5,512,000	269,923	(E)	(123)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	269,800
		30,229,900	2,655,999		(428)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,749,422)
		31,819,500	2,824,935		—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,911,009)
		13,411,400	2,326,476	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,326,476)
		18,851,000	664,309	(E)	(212)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	664,097
		1,576,600	233,053	(E)	(54)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(233,107)
		1,265,600	168,413	(E)	(43)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(168,457)
		28,492,700	2,123,276		(403)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,120,149)
		30,390,200	1,527,108	(E)	(1,036)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,528,144)
		24,992,000	569,318	(E)	(852)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	568,466
		111,010,500	274,196		(311,098)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	386,639
		115,451,000	354,435		(308,001)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	523,546
		509,000	27,384	(E)	(17)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(27,402)
		702,100	28,554	(E)	(24)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	28,530
		2,500,000	182,325	(E)	(85)	3/1/57	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	182,240
		80,000,000	977,600		(382,302)	11/27/22	3 month USD-LIBOR-BBA — Quarterly	1.0925% — Semiannually	730,363
		19,122,200	1,994,637	(E)	(652)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,993,985
		134,370,300	77,935		(507)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(415,037)
		296,756,300	273,016		(1,119)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(755,389)
		33,463,400	3,456,100	(E)	(1,141)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(3,457,241)
		2,826,300	282,150	(E)	(96)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	282,053
		11,084,500	2,231,864	(E)	(378)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,231,486
		7,012,700	1,681,155	(E)	(239)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,680,915
		31,280,800	1,011,934	(E)	(443)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(1,012,377)
		50,300,800	7,131,144		(6,707,725)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	1,033,155
		5,431,400	184,505	(E)	(66)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(184,571)
		2,783,800	205,946	(E)	(42)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(205,987)
		23,897,600	1,358,818	(E)	(338)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,358,479
		2,448,100	160,204	(E)	(48)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(160,252)
		112,654,200	1,480,276		(911)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(1,472,713)
		51,994,300	2,429,174		(689)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(2,418,055)
		60,047,100	840,059		(568)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	774,909
		80,157,800	1,187,939		(648)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(1,114,562)
		19,302,800	2,503,573	(E)	1,265,105	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(1,238,468)
		102,472,000	1,411,039		(967)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,311,278
		55,039,700	34,675		(208)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	70,338
		108,321,400	1,192,619		(876)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,065,861
		32,282,000	410,627		55,075	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(323,991)
		84,124,000	3,384,309		601,298	10/16/30	3 month USD-LIBOR-BBA — Quarterly	0.75% — Semiannually	(2,613,522)
		20,920,000	2,505,798		3,789,232	10/16/50	3 month USD-LIBOR-BBA — Quarterly	1.16% — Semiannually	1,316,638
		15,976,200	404,837		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(385,694)
		13,100,500	404,150		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	389,652
		108,321,400	1,003,056		(876)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	932,953
		9,208,400	781,977		(314)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	768,412
		100,903,200	71,641		(635)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	43,490
		109,552,000	4,641,718		(2,092)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(4,484,664)
		110,753,400	1,309,105		(896)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(1,267,447)
		32,445,200	757,920		(459)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(728,005)
		3,036,000	106,412		(104)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(103,861)
		3,036,000	78,875		(104)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(76,253)
		104,238,500	690,059		(843)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	667,027
		18,550,000	36,173		(633)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	(23,637)
		20,196,200	132,285		(286)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	63,923
		19,544,700	161,048		(277)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	151,816
		54,290,900	1,168,883		162,153	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	1,561,992
		25,500,000	341,445		(338)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	338,517
		188,866,600	581,709	(E)	(1,052)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	580,657
		116,795,000	748,656		(1,549)	2/4/31	1.153% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	135,935
		24,763,000	103,509		(844)	2/4/51	3 month USD-LIBOR-BBA — Quarterly	1.635% — Semiannually	83,912
		6,210,000	4,037		(82)	2/9/31	3 month USD-LIBOR-BBA — Quarterly	1.231% — Semiannually	38,158
		108,581,800	659,092		(247,902)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	174,067
		21,933,500	136,426		(177)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	83,598
		17,937,700	22,243		(238)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(71,736)
		82,772,000	1,155,497		(1,098)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	1.377% — Semiannually	1,643,711
		31,225,000	401,241		(414)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(581,042)
		37,785,000	692,977		(501)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(917,506)
		68,349,000	1,843,373		(906)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,258,970)
		54,290,900	1,488,656		(720)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,793,726)
		5,173,100	293,832	(E)	(78)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(293,910)
		72,428,400	675,033		(684)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(894,528)
		53,589,800	499,457		(185,318)	4/28/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	444,873
		108,581,800	1,511,459		(1,025)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,840,117)
		60,902,700	2,844,156		(808)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	3,150,670
		22,838,500	2,680,326		(779)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,822,779)
		54,290,900	2,370,341		(720)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,625,509)
		24,123,400	799,932		(320)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	880,898
		54,290,900	1,702,020		(720)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	1,858,977
		10,185,000	295,467		(135)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(327,261)
		93,400,000	2,943,034		(1,238)	5/12/31	3 month USD-LIBOR-BBA — Quarterly	1.574% — Semiannually	3,230,806
		54,290,900	2,065,226		(720)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	2,221,850
		14,539,300	508,439		(193)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(546,607)
		48,246,800	209,874		(455)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	264,469
		4,401,200	152,326	(E)	(62)	9/1/31	1.63% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(152,388)
		171,493,000	17,149	(E)	325,024	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	342,173
		10,064,000	1,006	(E)	(19,167)	9/15/23	0.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,173)
		5,059,000	32,125	(E)	19,923	9/15/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	52,048
		663,913,000	4,215,848	(E)	(2,601,167)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,817,015)
		198,363,000	7,109,330	(E)	(5,594,170)	9/15/31	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	1,515,160
		5,102,000	182,856	(E)	77,846	9/15/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(105,010)
		2,367,000	200,177	(E)	(123,414)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	76,763
		78,825,000	6,666,230	(E)	4,113,792	9/15/51	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,552,438)
		15,431,300	525,744	(E)	(219)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(525,963)
		54,290,900	1,609,725		(720)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	1,706,551
		5,813,400	291,426	(E)	(198)	6/11/51	2.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(291,624)
		26,197,000	11,003		(99)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(7,725)
		2,764,100	57,493		(37)	6/14/31	1.465% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(62,378)
		68,056,000	1,389,704		(902)	6/11/31	3 month USD-LIBOR-BBA — Quarterly	1.46049% — Semiannually	1,514,822
		54,290,900	1,046,729		(720)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	1,120,994
		9,623,000	249,717		(128)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(264,623)
		24,995,600	528,407		(331)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	557,391
		64,422,100	492,185		(608)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(539,007)
		3,584,100	73,044		(48)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	76,281
		44,074,800	397,995		(416)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(423,498)
		37,352,100	739,945		(495)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	769,751
		41,225,300	825,743		(547)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	849,491
		107,622,000	987,970		(871)	7/6/26	0.966% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,050,320)
		444,000	1,718		(4)	7/9/26	0.8578% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,919)
		20,993,000	17,004		(79)	7/9/23	3 month USD-LIBOR-BBA — Quarterly	0.296% — Semiannually	19,061
		25,127,000	90,206		(333)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.2875% — Semiannually	107,654
		56,087,000	22,996		(454)	7/21/26	0.7915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,480)
		56,087,000	18,509		(454)	7/21/26	0.79% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(28,970)
		92,192,000	262,747		(746)	7/22/26	3 month USD-LIBOR-BBA — Quarterly	0.726% — Semiannually	(250,301)
		810,000	2,268		(7)	7/22/26	0.727% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,145
		55,256,000	106,092		(733)	7/26/31	1.273% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(115,440)
		5,762,000	2,766		(22)	7/26/23	3 month USD-LIBOR-BBA — Quarterly	0.284% — Semiannually	2,851
		9,840,000	42,017		(130)	7/27/31	3 month USD-LIBOR-BBA — Quarterly	1.2975% — Semiannually	43,129
		576,000	121		(8)	7/28/31	1.251% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	62
		96,883,600	79,445		(915)	8/4/26	3 month USD-LIBOR-BBA — Quarterly	0.806% — Semiannually	78,530
		5,045,000	26,991		(172)	7/29/51	3 month USD-LIBOR-BBA — Quarterly	1.6295% — Semiannually	(26,982)

	Total				$(7,637,589)				$(10,603,749)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$54,125	$49,735	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(3,719)
97,750	92,762	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(3,663)
Barclays Bank PLC
224,420	200,641	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(21,282)
22,478	20,096	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,132)
138,422	127,195	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,511)
42,596	39,141	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,927)
34,662	33,410	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	751
101,029	95,990	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,768)
204,512	191,924	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(10,063)
23,083	21,663	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,136)
Credit Suisse International
388,131	373,247	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(9,976)
64,703	57,847	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,136)
436,605	417,700	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,847)
207,306	190,493	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,244)
152,898	146,278	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,499)
796,172	731,597	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	54,704
167,740	161,677	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,634
Goldman Sachs International
431,369	392,746	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	33,932
233,668	208,909	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	22,159
339,281	311,763	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(23,312)
151,748	145,177	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,465)
14,441	13,270	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(992)
70,866	67,250	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,656)
327,263	315,434	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	7,090
630,691	599,235	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(23,522)
452,833	430,248	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(16,889)
250,849	238,338	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(9,356)
8,157	7,750	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(304)
321,402	301,621	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(15,815)
293,271	275,221	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(14,431)
284,167	266,677	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(13,983)
226,236	212,312	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(11,132)
97,720	91,706	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,808)
JPMorgan Chase Bank N.A.
327,277	315,448	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	7,091
JPMorgan Securities LLC
252,859	243,163	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	6,499
661,551	604,745	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(48,848)
661,551	604,745	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	48,848
Morgan Stanley & Co. International PLC
8,936,746	8,933,925	—	9/29/25	(0.0165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 – Annually	(2,821)
6,989,566	6,967,396	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	2,075

Upfront premium received		—	Unrealized appreciation			186,783

Upfront premium (paid)		—	Unrealized (depreciation)			(299,237)

	Total	$—			Total	$(112,454)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$140,557,000	$834,909	$(2,361)	4/1/31	2.686% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(837,270)
	284,819,500	4,354,890	(2,877)	4/15/26	2.79% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(4,357,767)

Total			$(5,238)				$(5,195,037)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$13,534	$198,000	$52,351	5/11/63	300 bp — Monthly	$(38,702)
	CMBX NA BBB-.6 Index	BB-/P	26,395	438,000	115,807	5/11/63	300 bp — Monthly	(89,156)
	CMBX NA BBB-.6 Index	BB-/P	54,079	876,000	231,614	5/11/63	300 bp — Monthly	(177,024)
	CMBX NA BBB-.6 Index	BB-/P	51,528	904,000	239,018	5/11/63	300 bp — Monthly	(186,962)
	Citigroup Global Markets, Inc.
	CMBX NA A.13 Index	A-/P	(39,677)	2,415,000	35,018	12/16/72	200 bp — Monthly	(3,720)
	CMBX NA A.6 Index	BBB+/P	18,755	124,000	10,949	5/11/63	200 bp — Monthly	7,854
	CMBX NA A.6 Index	BBB+/P	29,025	180,000	15,894	5/11/63	200 bp — Monthly	13,201
	CMBX NA A.6 Index	BBB+/P	26,554	219,000	19,338	5/11/63	200 bp — Monthly	7,301
	CMBX NA A.6 Index	BBB+/P	37,103	310,000	27,373	5/11/63	200 bp — Monthly	9,851
	CMBX NA A.6 Index	BBB+/P	66,178	543,000	47,947	5/11/63	200 bp — Monthly	18,442
	CMBX NA A.6 Index	BBB+/P	74,013	620,000	54,746	5/11/63	200 bp — Monthly	19,508
	CMBX NA A.6 Index	BBB+/P	154,058	871,000	76,909	5/11/63	200 bp — Monthly	77,488
	CMBX NA A.6 Index	BBB+/P	108,726	918,000	81,059	5/11/63	200 bp — Monthly	28,023
	CMBX NA A.6 Index	BBB+/P	205,936	1,334,000	117,792	5/11/63	200 bp — Monthly	88,663
	CMBX NA A.6 Index	BBB+/P	245,723	1,467,000	129,536	5/11/63	200 bp — Monthly	116,757
	CMBX NA A.6 Index	BBB+/P	176,250	1,500,000	132,450	5/11/63	200 bp — Monthly	44,383
	CMBX NA A.6 Index	BBB+/P	364,258	2,871,000	253,509	5/11/63	200 bp — Monthly	111,865
	CMBX NA A.6 Index	BBB+/P	463,891	3,886,000	343,134	5/11/63	200 bp — Monthly	122,269
	CMBX NA A.6 Index	BBB+/P	460,248	3,886,000	343,134	5/11/63	200 bp — Monthly	118,626
	CMBX NA A.6 Index	BBB+/P	498,339	4,381,000	386,842	5/11/63	200 bp — Monthly	113,200
	CMBX NA A.6 Index	BBB+/P	646,875	5,000,000	441,500	5/11/63	200 bp — Monthly	207,319
	CMBX NA A.6 Index	BBB+/P	562,500	5,000,000	441,500	5/11/63	200 bp — Monthly	122,944
	CMBX NA A.6 Index	BBB+/P	1,092,341	8,827,000	779,424	5/11/63	200 bp — Monthly	316,350
	CMBX NA A.6 Index	BBB+/P	1,539,974	9,263,000	817,923	5/11/63	200 bp — Monthly	725,653
	CMBX NA BB.11 Index	BB-/P	1,234,525	2,185,000	180,481	11/18/54	500 bp — Monthly	1,056,168
	CMBX NA BB.13 Index	BB-/P	153,861	1,539,000	136,355	12/16/72	500 bp — Monthly	19,002
	CMBX NA BB.13 Index	BB-/P	376,267	3,987,000	353,248	12/16/72	500 bp — Monthly	26,895
	CMBX NA BB.6 Index	B-/P	624,884	3,723,546	1,676,340	5/11/63	500 bp — Monthly	(1,047,829)
	CMBX NA BB.7 Index	B/P	132,687	2,600,000	898,820	1/17/47	500 bp — Monthly	(763,605)
	CMBX NA BBB-.13 Index	BBB-/P	68,754	784,000	33,790	12/16/72	300 bp — Monthly	35,421
	CMBX NA BBB-.13 Index	BBB-/P	187,091	2,468,000	106,371	12/16/72	300 bp — Monthly	82,160
	CMBX NA BBB-.14 Index	BBB-/P	134,638	4,321,000	98,087	12/16/72	300 bp — Monthly	39,072
	CMBX NA BBB-.10 Index	BB+/P	288,987	2,649,000	241,059	11/17/59	300 bp — Monthly	49,473
	CMBX NA BBB-.12 Index	BBB-/P	37,494	899,000	36,859	8/17/61	300 bp — Monthly	1,160
	CMBX NA BBB-.12 Index	BBB-/P	152,455	2,587,000	106,067	8/17/61	300 bp — Monthly	47,897
	CMBX NA BBB-.13 Index	BBB-/P	202,846	3,992,000	172,055	12/16/72	300 bp — Monthly	33,119
	CMBX NA BBB-.14 Index	BBB-/P	69,656	1,393,000	31,621	12/16/72	300 bp — Monthly	38,847
	CMBX NA BBB-.14 Index	BBB-/P	139,913	3,308,000	75,092	12/16/72	300 bp — Monthly	66,751
	CMBX NA BBB-.14 Index	BBB-/P	150,037	3,494,000	79,314	12/16/72	300 bp — Monthly	72,762
	CMBX NA BBB-.6 Index	BB-/P	1,215,720	3,684,000	974,050	5/11/63	300 bp — Monthly	243,819
	CMBX NA BBB-.6 Index	BB-/P	307,697	3,849,000	1,017,676	5/11/63	300 bp — Monthly	(707,734)
	CMBX NA BBB-.6 Index	BB-/P	427,327	6,277,000	1,659,639	5/11/63	300 bp — Monthly	(1,228,650)
	CMBX NA BBB-.6 Index	BB-/P	6,994,557	109,841,000	29,041,960	5/11/63	300 bp — Monthly	(21,983,329)
	Credit Suisse International
	CMBX NA A.6 Index	BBB+/P	(28,117)	25,462,000	2,248,295	5/11/63	200 bp — Monthly	(2,266,510)
	CMBX NA A.7 Index	BBB+/P	11,938	287,000	15,929	1/17/47	200 bp — Monthly	(3,879)
	CMBX NA A.7 Index	BBB+/P	102,321	2,780,000	154,290	1/17/47	200 bp — Monthly	(50,888)
	CMBX NA BB.7 Index	B/P	97,913	732,000	253,052	1/17/47	500 bp — Monthly	(154,428)
	CMBX NA BBB-.6 Index	BB-/P	4,150,885	44,176,000	11,680,134	5/11/63	300 bp — Monthly	(7,503,480)
	CMBX NA BBB-.7 Index	BB/P	143,564	2,186,000	390,420	1/17/47	300 bp — Monthly	(245,580)
	Goldman Sachs International
	CMBX NA A.6 Index	BBB+/P	5,271	168,000	14,834	5/11/63	200 bp — Monthly	(9,499)
	CMBX NA A.6 Index	BBB+/P	54,870	472,000	41,678	5/11/63	200 bp — Monthly	13,376
	CMBX NA A.6 Index	BBB+/P	16,026	526,000	46,446	5/11/63	200 bp — Monthly	(30,215)
	CMBX NA A.6 Index	BBB+/P	65,431	551,000	48,653	5/11/63	200 bp — Monthly	16,992
	CMBX NA A.6 Index	BBB+/P	(365)	602,000	53,157	5/11/63	200 bp — Monthly	(53,288)
	CMBX NA A.6 Index	BBB+/P	(1,095)	602,000	53,157	5/11/63	200 bp — Monthly	(54,017)
	CMBX NA A.6 Index	BBB+/P	32,297	638,000	56,335	5/11/63	200 bp — Monthly	(23,791)
	CMBX NA A.6 Index	BBB+/P	50,224	975,000	86,093	5/11/63	200 bp — Monthly	(35,490)
	CMBX NA A.6 Index	BBB+/P	65,795	1,256,000	110,905	5/11/63	200 bp — Monthly	(44,621)
	CMBX NA A.6 Index	BBB+/P	109,667	1,964,000	173,421	5/11/63	200 bp — Monthly	(62,991)
	CMBX NA A.6 Index	BBB+/P	300,730	2,074,000	183,134	5/11/63	200 bp — Monthly	118,402
	CMBX NA A.6 Index	BBB+/P	165,367	2,518,000	222,339	5/11/63	200 bp — Monthly	(55,994)
	CMBX NA A.6 Index	BBB+/P	338,288	2,910,000	256,953	5/11/63	200 bp — Monthly	82,466
	CMBX NA A.6 Index	BBB+/P	152,946	2,939,000	259,514	5/11/63	200 bp — Monthly	(105,425)
	CMBX NA A.6 Index	BBB+/P	148,581	3,016,000	266,313	5/11/63	200 bp — Monthly	(116,559)
	CMBX NA A.6 Index	BBB+/P	(32,020)	3,372,000	297,748	5/11/63	200 bp — Monthly	(328,456)
	CMBX NA A.6 Index	BBB+/P	224,300	3,497,000	308,785	5/11/63	200 bp — Monthly	(83,125)
	CMBX NA A.6 Index	BBB+/P	617,699	7,214,000	636,996	5/11/63	200 bp — Monthly	(16,492)
	CMBX NA BB.13 Index	BB-/P	167,517	1,742,000	154,341	12/16/72	500 bp — Monthly	14,869
	CMBX NA BBB-.13 Index	BBB-/P	122,839	776,000	33,446	12/16/72	300 bp — Monthly	89,846
	CMBX NA BBB-.13 Index	BBB-/P	131,166	837,000	36,075	12/16/72	300 bp — Monthly	95,579
	CMBX NA BBB-.13 Index	BBB-/P	128,243	2,153,000	92,794	12/16/72	300 bp — Monthly	36,705
	CMBX NA BBB-.13 Index	BBB-/P	150,860	2,548,000	109,819	12/16/72	300 bp — Monthly	42,528
	CMBX NA BBB-.11 Index	BBB-/P	254	4,000	163	11/18/54	300 bp — Monthly	93
	CMBX NA BBB-.11 Index	BBB-/P	318	5,000	204	11/18/54	300 bp — Monthly	116
	CMBX NA BBB-.13 Index	BBB-/P	102,572	1,632,000	70,339	12/16/72	300 bp — Monthly	33,185
	CMBX NA BBB-.14 Index	BBB-/P	22,534	506,000	11,486	12/16/72	300 bp — Monthly	11,343
	CMBX NA BBB-.14 Index	BBB-/P	95,372	3,311,000	75,160	12/16/72	300 bp — Monthly	22,144
	CMBX NA BBB-.14 Index	BBB-/P	327,768	7,289,000	165,460	12/16/72	300 bp — Monthly	166,560
	CMBX NA BBB-.6 Index	BB-/P	1,869	37,000	9,783	5/11/63	300 bp — Monthly	(7,892)
	CMBX NA BBB-.6 Index	BB-/P	11,786	112,000	29,613	5/11/63	300 bp — Monthly	(17,762)
	CMBX NA BBB-.6 Index	BB-/P	12,607	146,000	38,602	5/11/63	300 bp — Monthly	(25,910)
	CMBX NA BBB-.6 Index	BB-/P	18,143	375,000	99,150	5/11/63	300 bp — Monthly	(80,789)
	CMBX NA BBB-.6 Index	BB-/P	43,346	392,000	103,645	5/11/63	300 bp — Monthly	(60,070)
	CMBX NA BBB-.6 Index	BB-/P	43,557	401,000	106,024	5/11/63	300 bp — Monthly	(62,234)
	CMBX NA BBB-.6 Index	BB-/P	43,389	401,000	106,024	5/11/63	300 bp — Monthly	(62,402)
	CMBX NA BBB-.6 Index	BB-/P	39,801	503,000	132,993	5/11/63	300 bp — Monthly	(92,898)
	CMBX NA BBB-.6 Index	BB-/P	32,711	671,000	177,412	5/11/63	300 bp — Monthly	(144,310)
	CMBX NA BBB-.6 Index	BB-/P	33,283	671,000	177,412	5/11/63	300 bp — Monthly	(143,738)
	CMBX NA BBB-.6 Index	BB-/P	77,301	714,000	188,782	5/11/63	300 bp — Monthly	(111,064)
	CMBX NA BBB-.6 Index	BB-/P	68,535	1,006,000	265,986	5/11/63	300 bp — Monthly	(196,864)
	CMBX NA BBB-.6 Index	BB-/P	134,237	1,144,000	302,474	5/11/63	300 bp — Monthly	(167,570)
	CMBX NA BBB-.6 Index	BB-/P	71,141	1,402,000	370,689	5/11/63	300 bp — Monthly	(298,730)
	CMBX NA BBB-.6 Index	BB-/P	200,757	1,446,000	382,322	5/11/63	300 bp — Monthly	(180,722)
	CMBX NA BBB-.6 Index	BB-/P	137,523	1,554,000	410,878	5/11/63	300 bp — Monthly	(272,448)
	CMBX NA BBB-.6 Index	BB-/P	117,779	1,855,000	490,462	5/11/63	300 bp — Monthly	(371,601)
	CMBX NA BBB-.6 Index	BB-/P	217,967	2,463,000	651,217	5/11/63	300 bp — Monthly	(431,814)
	CMBX NA BBB-.6 Index	BB-/P	207,367	2,467,000	652,275	5/11/63	300 bp — Monthly	(443,469)
	CMBX NA BBB-.6 Index	BB-/P	407,935	2,864,000	757,242	5/11/63	300 bp — Monthly	(347,635)
	CMBX NA BBB-.6 Index	BB-/P	259,403	3,236,000	855,598	5/11/63	300 bp — Monthly	(594,308)
	CMBX NA BBB-.6 Index	BB-/P	250,279	3,302,000	873,049	5/11/63	300 bp — Monthly	(620,844)
	CMBX NA BBB-.6 Index	BB-/P	245,701	3,333,000	881,245	5/11/63	300 bp — Monthly	(633,600)
	CMBX NA BBB-.6 Index	BB-/P	244,226	3,333,000	881,245	5/11/63	300 bp — Monthly	(635,075)
	CMBX NA BBB-.6 Index	BB-/P	345,231	4,755,000	1,257,222	5/11/63	300 bp — Monthly	(909,217)
	CMBX NA BBB-.6 Index	BB-/P	345,231	4,755,000	1,257,222	5/11/63	300 bp — Monthly	(909,217)
	CMBX NA BBB-.6 Index	BB-/P	759,433	10,002,000	2,644,529	5/11/63	300 bp — Monthly	(1,879,261)
	CMBX NA BBB-.7 Index	BB/P	7,806	112,000	20,003	1/17/47	300 bp — Monthly	(12,131)
	CMBX NA BBB-.7 Index	BB/P	49,185	605,000	108,053	1/17/47	300 bp — Monthly	(58,515)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(4,369)	4,202,000	60,929	12/16/72	200 bp — Monthly	58,194
	CMBX NA A.13 Index	A-/P	33,777	419,000	6,076	12/16/72	200 bp — Monthly	40,015
	CMBX NA A.6 Index	BBB+/P	184,100	1,315,000	116,115	5/11/63	200 bp — Monthly	68,497
	CMBX NA A.6 Index	BBB+/P	549,146	3,684,000	325,297	5/11/63	200 bp — Monthly	225,282
	CMBX NA A.6 Index	BBB+/P	432,520	3,932,000	347,196	5/11/63	200 bp — Monthly	86,854
	CMBX NA A.6 Index	BBB+/P	8,957,296	68,890,000	6,082,987	5/11/63	200 bp — Monthly	2,901,469
	CMBX NA BBB-.13 Index	BBB-/P	7,710	49,000	2,112	12/16/72	300 bp — Monthly	5,627
	CMBX NA BBB-.13 Index	BBB-/P	98,280	1,662,000	71,632	12/16/72	300 bp — Monthly	27,618
	CMBX NA BBB-.13 Index	BBB-/P	1,003,570	10,938,000	471,428	12/16/72	300 bp — Monthly	538,523
	CMBX NA BBB-.13 Index	BBB-/P	293,329	4,245,000	182,960	12/16/72	300 bp — Monthly	112,846
	CMBX NA BBB-.6 Index	BB-/P	24,173,334	75,612,000	19,991,813	5/11/63	300 bp — Monthly	4,225,628
	CMBX NA BBB-.7 Index	BB/P	115,034	490,000	87,514	1/17/47	300 bp — Monthly	27,806
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB-/P	9,702,552	36,009,000	9,520,780	5/11/63	300 bp — Monthly	202,777
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	BBB+/P	277,133	4,068,000	359,204	5/11/63	200 bp — Monthly	(80,490)
	CMBX NA A.13 Index	A-/P	(48,966)	8,164,000	118,378	12/16/72	200 bp — Monthly	72,587
	CMBX NA A.6 Index	BBB+/P	99,200	992,000	87,594	5/11/63	200 bp — Monthly	11,992
	CMBX NA A.6 Index	BBB+/P	111,521	1,293,000	114,172	5/11/63	200 bp — Monthly	(2,148)
	CMBX NA A.6 Index	BBB+/P	245,938	1,574,000	138,984	5/11/63	200 bp — Monthly	107,565
	CMBX NA A.6 Index	BBB+/P	248,100	2,481,000	219,072	5/11/63	200 bp — Monthly	29,993
	CMBX NA A.6 Index	BBB+/P	302,904	3,413,000	301,368	5/11/63	200 bp — Monthly	2,863
	CMBX NA A.6 Index	BBB+/P	515,760	3,684,000	325,297	5/11/63	200 bp — Monthly	191,895
	CMBX NA A.6 Index	BBB+/P	1,653,075	10,665,000	941,720	5/11/63	200 bp — Monthly	715,503
	CMBX NA BB.13 Index	BB-/P	124,916	1,299,000	115,091	12/16/72	500 bp — Monthly	11,088
	CMBX NA BB.13 Index	BB-/P	164,266	1,791,000	158,683	12/16/72	500 bp — Monthly	7,325
	CMBX NA BB.13 Index	BB-/P	278,462	3,056,000	270,762	12/16/72	500 bp — Monthly	10,671
	CMBX NA BB.13 Index	BB-/P	290,482	3,078,000	272,711	12/16/72	500 bp — Monthly	20,763
	CMBX NA BB.13 Index	BB-/P	334,743	3,624,000	321,086	12/16/72	500 bp — Monthly	17,180
	CMBX NA BBB-.13 Index	BBB-/P	39,795	426,000	18,361	12/16/72	300 bp — Monthly	21,683
	CMBX NA BBB-.13 Index	BBB-/P	99,730	491,000	21,162	12/16/72	300 bp — Monthly	78,855
	CMBX NA BBB-.13 Index	#N/A	131,705	837,000	36,075	12/16/72	300 bp — Monthly	96,118
	CMBX NA BBB-.13 Index	BBB-/P	115,928	1,559,000	67,193	12/16/72	300 bp — Monthly	49,645
	CMBX NA BBB-.13 Index	BBB-/P	196,863	2,670,000	115,077	12/16/72	300 bp — Monthly	83,343
	CMBX NA BBB-.13 Index	BBB-/P	261,470	3,841,000	165,547	12/16/72	300 bp — Monthly	98,164
	CMBX NA BBB-.14 Index	BBB-/P	27,293	898,000	20,385	12/16/72	300 bp — Monthly	7,432
	CMBX NA BBB-.12 Index	BBB-/P	62,821	1,066,000	43,706	8/17/61	300 bp — Monthly	19,737
	CMBX NA BBB-.12 Index	BBB-/P	146,324	3,408,000	139,728	8/17/61	300 bp — Monthly	8,584
	CMBX NA BBB-.13 Index	BBB-/P	266,851	4,072,000	175,503	12/16/72	300 bp — Monthly	93,724
	CMBX NA BBB-.14 Index	BBB-/P	86,727	2,013,000	45,695	12/16/72	300 bp — Monthly	42,206
	CMBX NA BBB-.6 Index	BB-/P	151,989	1,554,000	410,878	5/11/63	300 bp — Monthly	(257,982)
	CMBX NA BBB-.6 Index	BB-/P	529,757	6,342,000	1,676,825	5/11/63	300 bp — Monthly	(1,143,368)
	CMBX NA BBB-.6 Index	BB-/P	489,483	6,670,000	1,763,548	5/11/63	300 bp — Monthly	(1,270,174)
	CMBX NA BBB-.6 Index	BB-/P	777,807	9,703,000	2,565,473	5/11/63	300 bp — Monthly	(1,782,006)
	CMBX NA BBB-.6 Index	BB-/P	937,334	14,148,500	3,740,863	5/11/63	300 bp — Monthly	(2,795,276)
	CMBX NA BBB-.6 Index	BB-/P	1,236,736	16,509,000	4,364,980	5/11/63	300 bp — Monthly	(3,118,613)

Upfront premium received			88,102,525		Unrealized appreciation			15,146,499

Upfront premium (paid)			(154,609)		Unrealized (depreciation)			(57,693,586)

	Total		$87,947,916				Total	$(42,547,087)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/21 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$157,000	$8,714	1/17/47	(200 bp) — Monthly	$7,488
	CMBX NA BB.10 Index	(934,830)	3,666,000	853,811	11/17/59	(500 bp) — Monthly	(84,583)
	CMBX NA BB.10 Index	(617,702)	2,562,000	596,690	11/17/59	(500 bp) — Monthly	(23,503)
	CMBX NA BB.10 Index	(46,755)	448,000	104,339	11/17/59	(500 bp) — Monthly	57,149
	CMBX NA BB.10 Index	(40,460)	369,000	85,940	11/17/59	(500 bp) — Monthly	45,121
	CMBX NA BB.11 Index	(118,854)	1,646,000	135,960	11/18/54	(500 bp) — Monthly	15,505
	CMBX NA BB.11 Index	(24,535)	481,000	39,731	11/18/54	(500 bp) — Monthly	14,728
	CMBX NA BB.11 Index	(24,952)	481,000	39,731	11/18/54	(500 bp) — Monthly	14,311
	CMBX NA BB.11 Index	(17,879)	138,000	11,399	11/18/54	(500 bp) — Monthly	(6,615)
	CMBX NA BB.8 Index	(163,027)	1,267,427	448,669	10/17/57	(500 bp) — Monthly	284,410
	CMBX NA BB.8 Index	(63,214)	347,505	123,017	10/17/57	(500 bp) — Monthly	59,465
	CMBX NA BBB-.10 Index	(955,214)	4,115,000	374,465	11/17/59	(300 bp) — Monthly	(583,150)
	CMBX NA BBB-.10 Index	(605,828)	3,841,000	349,531	11/17/59	(300 bp) — Monthly	(258,538)
	CMBX NA BBB-.10 Index	(672,541)	2,819,000	256,529	11/17/59	(300 bp) — Monthly	(417,656)
	CMBX NA BBB-.10 Index	(474,999)	2,176,000	198,016	11/17/59	(300 bp) — Monthly	(278,253)
	CMBX NA BBB-.10 Index	(442,014)	2,031,000	184,821	11/17/59	(300 bp) — Monthly	(258,378)
	CMBX NA BBB-.10 Index	(122,025)	961,000	87,451	11/17/59	(300 bp) — Monthly	(35,135)
	CMBX NA BBB-.10 Index	(77,019)	313,000	28,483	11/17/59	(300 bp) — Monthly	(48,719)
	CMBX NA BBB-.12 Index	(294,881)	4,321,000	177,161	8/17/61	(300 bp) — Monthly	(120,241)
	CMBX NA BBB-.12 Index	(120,943)	536,000	21,976	8/17/61	(300 bp) — Monthly	(99,280)
	CMBX NA BBB-.10 Index	(149,530)	1,173,000	106,743	11/17/59	(300 bp) — Monthly	(43,471)
	CMBX NA BBB-.10 Index	(114,856)	901,000	81,991	11/17/59	(300 bp) — Monthly	(33,391)
	CMBX NA BBB-.12 Index	(216,967)	1,281,000	52,521	8/17/61	(300 bp) — Monthly	(165,193)
	CMBX NA BBB-.13 Index	(302,127)	3,987,000	171,840	12/16/72	(300 bp) — Monthly	(132,613)
	CMBX NA BBB-.7 Index	(105,219)	481,000	85,907	1/17/47	(300 bp) — Monthly	(19,593)
	CMBX NA BBB-.8 Index	(404,219)	2,587,000	354,419	10/17/57	(300 bp) — Monthly	(51,309)
	CMBX NA BBB-.8 Index	(192,503)	1,345,000	184,265	10/17/57	(300 bp) — Monthly	(9,023)
	CMBX NA BBB-.8 Index	(200,585)	1,269,000	173,853	10/17/57	(300 bp) — Monthly	(27,472)
	CMBX NA BBB-.8 Index	(201,378)	1,269,000	173,853	10/17/57	(300 bp) — Monthly	(28,265)
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	216,364	11/17/59	(500 bp) — Monthly	91,510
	CMBX NA BB.10 Index	(110,117)	926,000	215,665	11/17/59	(500 bp) — Monthly	104,648
	CMBX NA BB.10 Index	(60,658)	488,000	113,655	11/17/59	(500 bp) — Monthly	52,523
	CMBX NA BB.7 Index	(173,028)	938,000	324,267	1/17/47	(500 bp) — Monthly	150,326
	CMBX NA BB.7 Index	(140,307)	853,000	294,882	1/17/47	(500 bp) — Monthly	153,746
	CMBX NA BB.7 Index	(11,314)	620,591	279,390	5/11/63	(500 bp) — Monthly	267,471
	CMBX NA BB.8 Index	(115,646)	637,092	225,531	10/17/57	(500 bp) — Monthly	109,265
	CMBX NA BB.9 Index	(228,964)	2,284,000	475,529	9/17/58	(500 bp) — Monthly	244,344
	Goldman Sachs International
	CMBX NA BB.7 Index	(175,691)	1,161,000	401,358	1/17/47	(500 bp) — Monthly	224,538
	CMBX NA BB.10 Index	(61,756)	205,000	47,745	11/17/59	(500 bp) — Monthly	(14,211)
	CMBX NA BB.7 Index	(691,993)	3,408,000	1,178,146	1/17/47	(500 bp) — Monthly	482,839
	CMBX NA BB.7 Index	(173,838)	1,061,000	366,788	1/17/47	(500 bp) — Monthly	191,918
	CMBX NA BB.7 Index	(42,606)	252,000	87,116	1/17/47	(500 bp) — Monthly	44,266
	CMBX NA BB.8 Index	(737,498)	2,030,973	718,964	10/17/57	(500 bp) — Monthly	(20,508)
	CMBX NA BB.8 Index	(738,767)	2,030,973	718,964	10/17/57	(500 bp) — Monthly	(21,777)
	CMBX NA BB.8 Index	(85,652)	729,760	258,335	10/17/57	(500 bp) — Monthly	171,974
	CMBX NA BB.9 Index	(136,116)	1,263,000	262,957	9/17/58	(500 bp) — Monthly	125,613
	CMBX NA BB.9 Index	(82,025)	786,000	163,645	9/17/58	(500 bp) — Monthly	80,856
	CMBX NA BB.9 Index	(79,792)	663,000	138,037	9/17/58	(500 bp) — Monthly	57,600
	CMBX NA BB.9 Index	(78,897)	663,000	138,037	9/17/58	(500 bp) — Monthly	58,495
	CMBX NA BB.9 Index	(18,719)	482,000	100,352	9/17/58	(500 bp) — Monthly	81,165
	CMBX NA BBB-.10 Index	(230,785)	1,480,000	134,680	11/17/59	(300 bp) — Monthly	(96,968)
	CMBX NA BBB-.10 Index	(209,317)	957,000	87,087	11/17/59	(300 bp) — Monthly	(122,789)
	CMBX NA BBB-.12 Index	(186,571)	957,000	39,237	8/17/61	(300 bp) — Monthly	(147,892)
	CMBX NA BBB-.12 Index	(164,807)	488,000	20,008	8/17/61	(300 bp) — Monthly	(145,083)
	CMBX NA BBB-.13 Index	(132,005)	1,742,000	75,080	12/16/72	(300 bp) — Monthly	(57,941)
	CMBX NA BBB-.6 Index	(57,722)	235,000	62,134	5/11/63	(300 bp) — Monthly	4,275
	CMBX NA BBB-.8 Index	(284,934)	1,817,000	248,929	10/17/57	(300 bp) — Monthly	(37,065)
	CMBX NA BBB-.8 Index	(159,871)	1,036,000	141,932	10/17/57	(300 bp) — Monthly	(18,543)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	2,910,000	161,505	1/17/47	(200 bp) — Monthly	99,026
	CMBX NA BB.11 Index	(6,752,425)	12,381,000	1,022,671	11/18/54	(500 bp) — Monthly	(5,741,792)
	CMBX NA BB.11 Index	(490,603)	922,657	415,380	5/11/63	(500 bp) — Monthly	(76,122)
	CMBX NA BB.17 Index	(157,669)	322,000	111,315	1/17/47	(500 bp) — Monthly	(46,667)
	CMBX NA BB.8 Index	(911,950)	1,776,136	628,752	10/17/57	(500 bp) — Monthly	(284,925)
	CMBX NA BB.9 Index	(485,308)	982,000	204,452	9/17/58	(500 bp) — Monthly	(281,810)
	CMBX NA BBB-.10 Index	(172,837)	1,048,000	95,368	11/17/59	(300 bp) — Monthly	(78,081)
	CMBX NA BBB-.12 Index	(66,265)	325,000	13,325	8/17/61	(300 bp) — Monthly	(53,129)
	CMBX NA BBB-.10 Index	(789,914)	2,804,000	255,164	11/17/59	(300 bp) — Monthly	(536,385)
	CMBX NA BBB-.10 Index	(443,013)	1,487,000	135,317	11/17/59	(300 bp) — Monthly	(308,563)
	CMBX NA BBB-.11 Index	(743,952)	2,367,000	96,574	11/18/54	(300 bp) — Monthly	(648,759)
	CMBX NA BBB-.11 Index	(428,771)	1,330,000	54,264	11/18/54	(300 bp) — Monthly	(375,283)
	CMBX NA BBB-.11 Index	(53,670)	171,000	6,977	11/18/54	(300 bp) — Monthly	(46,793)
	CMBX NA BBB-.11 Index	(28,625)	142,000	5,794	11/18/54	(300 bp) — Monthly	(22,914)
	CMBX NA BBB-.12 Index	(49,623)	1,270,000	52,070	8/17/61	(300 bp) — Monthly	1,707
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	208,446	11/17/59	(500 bp) — Monthly	156,650
	CMBX NA BB.11 Index	(176,442)	357,000	29,488	11/18/54	(500 bp) — Monthly	(147,301)
	CMBX NA BB.9 Index	(302,307)	7,760,000	1,615,632	9/17/58	(500 bp) — Monthly	1,305,781
	CMBX NA BBB-.10 Index	(419,041)	1,934,000	175,994	11/17/59	(300 bp) — Monthly	(244,176)
	CMBX NA BBB-.7 Index	(69,410)	847,000	151,274	1/17/47	(300 bp) — Monthly	81,370
	CMBX NA BBB-.9 Index	(51,684)	279,000	22,711	9/17/58	(300 bp) — Monthly	(29,136)
	CMBX NA BBB-.9 Index	(2,779)	15,000	1,221	9/17/58	(300 bp) — Monthly	(1,566)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(148,658)	1,459,000	260,577	1/17/47	(300 bp) — Monthly	111,069
	CMBX NA BB.10 Index	(691,872)	2,946,000	686,123	11/17/59	(500 bp) — Monthly	(8,613)
	CMBX NA BB.10 Index	(46,985)	448,000	104,339	11/17/59	(500 bp) — Monthly	56,919
	CMBX NA BB.11 Index	(170,586)	1,737,000	143,476	11/18/54	(500 bp) — Monthly	(28,799)
	CMBX NA BB.11 Index	(14,446)	148,000	12,225	11/18/54	(500 bp) — Monthly	(2,365)
	CMBX NA BB.8 Index	(520,083)	1,015,486	359,482	10/17/57	(500 bp) — Monthly	(161,588)
	CMBX NA BB.8 Index	(362,010)	995,215	352,306	10/17/57	(500 bp) — Monthly	(10,671)
	CMBX NA BB.9 Index	(161,020)	1,328,000	276,490	9/17/58	(500 bp) — Monthly	114,179
	CMBX NA BB.9 Index	(52,192)	1,053,000	219,235	9/17/58	(500 bp) — Monthly	166,019
	CMBX NA BB.9 Index	(63,213)	719,000	149,696	9/17/58	(500 bp) — Monthly	85,784
	CMBX NA BB.9 Index	(80,510)	664,000	138,245	9/17/58	(500 bp) — Monthly	57,089
	CMBX NA BB.9 Index	(35,566)	585,000	121,797	9/17/58	(500 bp) — Monthly	85,662
	CMBX NA BB.9 Index	(35,981)	585,000	121,797	9/17/58	(500 bp) — Monthly	85,247
	CMBX NA BB.9 Index	(25,667)	417,000	86,819	9/17/58	(500 bp) — Monthly	60,747
	CMBX NA BB.9 Index	(11,194)	149,000	31,022	9/17/58	(500 bp) — Monthly	19,683
	CMBX NA BB.9 Index	(13,649)	148,000	30,814	9/17/58	(500 bp) — Monthly	17,021
	CMBX NA BB.9 Index	(6,858)	127,000	26,441	9/17/58	(500 bp) — Monthly	19,460
	CMBX NA BB.9 Index	(938)	24,000	4,997	9/17/58	(500 bp) — Monthly	4,035
	CMBX NA BBB-.10 Index	(768,695)	4,414,000	401,674	11/17/59	(300 bp) — Monthly	(369,596)
	CMBX NA BBB-.10 Index	(299,543)	2,500,000	227,500	11/17/59	(300 bp) — Monthly	(73,501)
	CMBX NA BBB-.10 Index	(586,807)	2,407,000	219,037	11/17/59	(300 bp) — Monthly	(369,174)
	CMBX NA BBB-.10 Index	(481,301)	2,035,000	185,185	11/17/59	(300 bp) — Monthly	(297,304)
	CMBX NA BBB-.10 Index	(256,070)	1,519,000	138,229	11/17/59	(300 bp) — Monthly	(118,727)
	CMBX NA BBB-.10 Index	(234,007)	1,072,000	97,552	11/17/59	(300 bp) — Monthly	(137,080)
	CMBX NA BBB-.10 Index	(231,661)	1,009,000	91,819	11/17/59	(300 bp) — Monthly	(140,431)
	CMBX NA BBB-.10 Index	(107,406)	750,000	68,250	11/17/59	(300 bp) — Monthly	(39,594)
	CMBX NA BBB-.10 Index	(75,985)	592,000	53,872	11/17/59	(300 bp) — Monthly	(22,458)
	CMBX NA BBB-.10 Index	(79,574)	367,000	33,397	11/17/59	(300 bp) — Monthly	(46,391)
	CMBX NA BBB-.10 Index	(70,063)	324,000	29,484	11/17/59	(300 bp) — Monthly	(40,768)
	CMBX NA BBB-.12 Index	(168,400)	807,000	33,087	8/17/61	(300 bp) — Monthly	(135,784)
	CMBX NA BBB-.10 Index	(278,002)	2,192,000	199,472	11/17/59	(300 bp) — Monthly	(79,809)
	CMBX NA BBB-.10 Index	(200,512)	1,581,000	143,871	11/17/59	(300 bp) — Monthly	(57,563)
	CMBX NA BBB-.10 Index	(42,815)	347,000	31,577	11/17/59	(300 bp) — Monthly	(11,440)
	CMBX NA BBB-.11 Index	(380,449)	1,219,000	49,735	11/18/54	(300 bp) — Monthly	(331,425)
	CMBX NA BBB-.11 Index	(20,889)	66,000	2,693	11/18/54	(300 bp) — Monthly	(18,234)
	CMBX NA BBB-.12 Index	(4,411)	107,000	4,387	8/17/61	(300 bp) — Monthly	(87)
	CMBX NA BBB-.7 Index	(8,254)	130,000	23,218	1/17/47	(300 bp) — Monthly	14,888
	CMBX NA BBB-.8 Index	(403,586)	2,634,000	360,858	10/17/57	(300 bp) — Monthly	(44,265)
	CMBX NA BBB-.8 Index	(325,180)	2,272,000	311,264	10/17/57	(300 bp) — Monthly	(15,241)
	CMBX NA BBB-.8 Index	(295,701)	1,897,000	259,889	10/17/57	(300 bp) — Monthly	(36,918)
	CMBX NA BBB-.8 Index	(166,563)	1,066,000	146,042	10/17/57	(300 bp) — Monthly	(21,142)
	CMBX NA BBB-.8 Index	(163,617)	1,056,000	144,672	10/17/57	(300 bp) — Monthly	(19,561)
	CMBX NA BBB-.8 Index	(150,757)	973,000	133,301	10/17/57	(300 bp) — Monthly	(18,283)

Upfront premium received		—			Unrealized appreciation		5,737,885

	Upfront premium (paid)	(34,149,803)			Unrealized (depreciation)		(14,987,372)

	Total	$(34,149,803)				Total	$(9,249,487)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through July 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,643,631,842.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$350,634,973	$418,692,293	$500,182,165	$258,431	$269,145,101

	Total Short-term investments	$350,634,973	$418,692,293	$500,182,165	$258,431	$269,145,101
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $10,306,157.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $171,103,152.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $15,775,841.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,505,442,020 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $106,490,188 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $170,844,741 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $171,103,152 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$82,620,750	$83,678,074
Collateralized loan obligations	—	57,526,205	—
Corporate bonds and notes	—	1,024,287,067	—
Mortgage-backed securities	—	1,316,487,688	—
Municipal bonds and notes	—	3,534,692	—
Purchased swap options outstanding	—	54,668,882	—
U.S. government and agency mortgage obligations	—	2,592,061,078	—
Short-term investments	9,418,000	1,090,696,745	—

Totals by level	$9,418,000	$6,221,883,107	$83,678,074
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$18,797,027	$—	$—
Written swap options outstanding	—	(115,800,477)	—
Forward premium swap option contracts	—	600,175	—
TBA sale commitments	—	(719,340,620)	—
Interest rate swap contracts	—	(2,966,160)	—
Total return swap contracts	—	(5,302,253)	—
Credit default contracts	—	(105,594,687)	—

Totals by level	$18,797,027	$(948,404,022)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2020	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of July 31, 2021
Asset-backed securities	$—	$—	$—	$—	$57,164,000	$—	$26,514,074	$—	$83,678,074

Totals	$—	$—	$—	$—	$57,164,000	$—	$26,514,074	$—	$83,678,074
† Transfers during the reporting period did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes no monies related to Level 3 securities still held at period end.

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$4,415,600,000
Written swap option contracts (contract amount)	$3,130,900,000
Futures contracts (number of contracts)	11,000
Centrally cleared interest rate swap contracts (notional)	$6,503,400,000
OTC total return swap contracts (notional)	$69,200,000
Centrally cleared total return swap contracts (notional)	$341,200,000
OTC credit default contracts (notional)	$967,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com